UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2014 – December 31, 2014
(Annual Shareholder Report)

Item 1. Reports to Shareholders

ANNUAL REPORT

AMG Funds

December 31, 2014

AMG Managers Bond Fund

Service Class: MGFIX	Institutional Class: MGBIX

AMG Managers Global Income Opportunity Fund: MGGBX

AMG Managers Special Equity Fund

Service Class: MGSEX	Institutional Class: MSEIX

www.amgfunds.com	AR078-1214

AMG Funds

Annual Report—December 31, 2014

TABLE OF CONTENTS	PAGE
LETTER TO SHAREHOLDERS	2

ABOUT YOUR FUND’S EXPENSES	3

PORTFOLIO MANAGER’S COMMENTS, FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Bond Fund	4

AMG Managers Global Income Opportunity Fund	17

AMG Managers Special Equity Fund	27

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	36

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	43
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	45
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the year

Statements of Changes in Net Assets	46
Detail of changes in assets for the past two years

Financial Highlights	47
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	50

Notes to Financial Statements	51
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	61

TRUSTEES AND OFFICERS	62

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

DEAR SHAREHOLDER:

The year ended December 31, 2014, was another period of strong equity returns. The S&P 500 Index, a widely followed barometer of the U.S. equity market, rose more than 13% during the past 12 months. International stocks, by comparison, had negative performance, as measured by the MSCI ACWI ex US Index (in U.S. Dollar terms). The first quarter of 2014 marked the five-year anniversary of the equity bull market. Despite a few bouts of volatility and persistent doubts about the strength of the economic recovery since the beginning of the bull market, the S&P 500 Index had a cumulative gain (through December 31, 2014) of 244% (including reinvestment of dividends) since the market bottom on March 9, 2009.

Meanwhile, the Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 6% during 2014. Bond markets have also performed strongly during this period, to the surprise of many, despite the unwinding of the U.S. Federal Reserve’s bond-buying program known as QE3.

In 2014, Managers Investment Group was rebranded as AMG Funds. Our new name helps align our fund family more closely with our parent company, Affiliated Managers Group (“AMG”). While the names of funds branded under AMG changed slightly, the ticker symbols remain the same. There was no change to the legal or ownership structure of the funds and the name change will have no impact on their management.

Our foremost goal at AMG Funds is to provide investment products and solutions that help our shareholders and clients successfully reach their long-term investment goals. We do this by partnering with many of AMG’s affiliate investment boutiques to offer a distinctive array of actively managed, return-oriented funds. In addition, we oversee and distribute a number of complementary mutual funds sub-advised by unaffiliated investment managers. We thank you for your continued confidence and investment in AMG Funds. You can rest assured that, under all market conditions, our team is focused on delivering excellent investment management services for your benefit.

Respectfully,

Jeffrey Cerutti

President

AMG Funds

Average Annual Total Returns		Periods ended December 31, 2014
Stocks:		1 Year	3 Years	5 Years
Large Caps	(S&P 500 Index)	13.69%	20.41%	15.45%
Small Caps	(Russell 2000® Index)	4.89%	19.21%	15.55%
International	(MSCI All Country World ex USA Index)	(3.87)%	8.99%	4.43%
Bonds:
Investment Grade	(Barclays U.S. Aggregate Bond Index)	5.97%	2.66%	4.45%
High Yield	(Barclays U.S. High Yield Bond Index)	2.45%	8.43%	9.03%
Tax-exempt	(Barclays Municipal Bond Index)	9.05%	4.30%	5.16%
Treasury Bills	(BofA Merrill Lynch 6-month U.S. Treasury Bill)	0.12%	0.16%	0.22%

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended December 31, 2014	Expense Ratio for the Period	Beginning Account Value 7/01/14	Ending Account Value 12/31/14	Expenses Paid During the Period*
AMG Managers Bond Fund
Service Class
Based on Actual Fund Return	0.99%	$1,000	$1,000	$4.99
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$5.04
Institutional Class
Based on Actual Fund Return	0.89%	$1,000	$1,001	$4.49
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,021	$4.53
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return	0.89%	$1,000	$961	$4.40
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,021	$4.53
AMG Managers Special Equity Fund
Service Class
Based on Actual Fund Return	1.36%	$1,000	$1,003	$6.87
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.92
Institutional Class
Based on Actual Fund Return	1.11%	$1,000	$1,004	$5.61
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,020	$5.65

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (184), then divided by 365.

3

AMG Managers Bond Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

The AMG Managers Bond Fund (Service Class) returned 5.81% for the year ended December 31, 2014, underperforming the Barclay’s U.S. Government/Credit Bond Index, which returned 6.01%.

The Fund posted overall positive absolute returns for the year. Performance can be largely attributed to security selection, particularly within investment grade and below-investment grade holdings, as well as lower interest rates during the course of 2014, which helped bond valuations.

Investment-grade securities and below-investment-grade securities were large contributors to relative performance, as well as outperforming duration-matched Treasuries. Security selection was a main driver to outperformance in these sectors over the year.

Exposure to convertible securities contributed to performance, as holdings performed well given the overall upswing in the stock market. In December, the Dow Jones Industrial Average and S&P 500 Index both hit 52-week highs.

Non-U.S. Dollar denominated securities hampered excess returns as the U.S. Dollar continues to appreciate. Mexican Peso, Canadian Dollar and New Zealand Dollar denominated holdings weighed on performance.

The risk-off environment that occurred in the second half of the year was not additive versus the benchmark as Treasury yields moved lower. Our short-duration posture held back returns as it was difficult to keep up with the longer dated Treasury bonds within the benchmark. Treasury securities were also a large portion of the benchmark, at over 50%, while the Fund held less than half that amount.

LOOKING FORWARD

The U.S. economy continues to accelerate in contrast to stagnant or slowing growth in Europe, Japan and many emerging economies. The global monetary policy divergence that has been developing since 2013 seems at its most extreme yet. These diverging dynamics have reinforced the U.S. Dollar’s strength and continue to drive markets.

Global growth expectations were continually cut throughout 2014, as China and Japan disappointed and European growth remained uninspiring. With growth still faltering, many central banks have been ramping up efforts to stimulate their economies through easy monetary policy. The Bank of Japan (BoJ) stepped up its already aggressive quantitative easing (QE) program, and the European Central Bank (ECB) is now expanding its balance sheet with over $1 Trillion in QE bond purchases. In contrast, the U.S. Federal Reserve (the Fed) concluded its third round of QE in October due to the steady improvement in the U.S. economy. The U.S. labor market is beginning to firm, and early signs of accelerating wage inflation are emerging.

Share buybacks and dividend payouts are also increasing — indicators that the U.S. is moving into the later stages of its credit cycle. However, corporate profits should ramp up and prolong this phase of the credit cycle. While the Fed could delay interest rate hikes if inflation surprises to the downside because of lower oil prices, the U.S. will likely be the first major developed economy to see higher policy rates. Diverging monetary policies seem set to continue in 2015.

On the back of the improving U.S. economy, the Dollar galloped ahead again in the fourth quarter, putting every other currency return in negative territory. Coincident with Dollar strength, the drop in oil prices intensified and wreaked havoc on energy-linked assets. By mid-December, oil’s tumble had put the Russian Ruble into free fall, sparking a wave of contagion that hit risk assets.

While U.S. energy-related names underperformed significantly, the rise in volatility from the abrupt rout in oil caused credit spreads to widen across the entire industrial spectrum, with nearly all sectors posting negative excess returns. In the fourth quarter alone, U.S. investment-grade and high-yield gave back over 100 and 200 basis points in performance, respectively, and ended the year with negative excess returns. Residential mortgage-backed securities (RMBS) and securitized commercial mortgaged-backed securities (CMBS) were safe havens amid the broader credit weakness and did not see spreads widen. European corporate outperformed their U.S. counterparts amid speculation that corporate bonds will be on the ECB’s menu of bond purchases.

Developed Market yield curves flattened relentlessly throughout 2014, and the trend only intensified in the fourth quarter. For example, yields on two-year U.S. Treasuries reached new cyclical highs, reflecting the U.S. economy’s steady improvement. But the longer end of the curve, more influenced by global developments and concerns about slower secular growth, marched lower the entire year. Additionally, market-based measures of inflation expectations followed oil lower. In fact, Germany’s five-year breakeven inflation rate has recently been negative, implying that market participants expect the Euro Zone to register negative rates of inflation soon. All of this enabled long-duration bonds to do well.

Unsurprisingly, longer-maturity bonds were the top-performing fixed-income sector for the quarter and year. In the U.S., 30-year Treasuries delivered a double-digit return in the fourth quarter alone.

This commentary reflects the viewpoints of the portfolio manager, Loomis, Sayles & Company, as of December 31, 2014 and is not intended as a forecast or guarantee of future results.

4

AMG Managers Bond Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Bond Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG Managers Bond Fund Service Class on December 31, 2004, to a $10,000 investment made in the Barclays U.S. Government/Credit Bond Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Managers Bond Fund and the Barclays U.S. Government/Credit Bond Index for the same time periods ended December 31, 2014.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Bond Fund [2,3,4,5]
Service Class[6]	5.81%	7.01%	6.17%	8.71%	6/1/1984
Institutional Class[7]	5.88%	—	—	3.04%	4/1/2013
Barclays U.S. Government/Credit Bond Index[8]	6.01%	4.69%	4.70%	7.85%	6/1/1984	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[4]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.
[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
[7]	Commenced operations April 1, 2013.
[8]	The Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Bond Fund

Fund Snapshots (unaudited)

December 31, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Bond Fund**
Corporate Bonds and Notes	50.3%
U.S. Government and Agency Obligations	31.1%
Foreign Government and Agency Obligations	6.3%
Asset-Backed Securities	2.3%
Common Stocks	1.1%
Mortgage-Backed Securities	1.1%
Municipal Bonds	1.0%
Preferred Stocks	0.6%
Other Assets and Liabilities	6.2%

**	As a percentage of net assets.

Rating	AMG Managers Bond Fund***
U.S. Government and Agency Obligations	34.1%
Aaa	2.9%
Aa	1.8%
A	20.5%
Baa	30.2%
Ba & lower	10.5%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	%of Net Assets
U.S. Treasury Notes, 0.375%, 03/31/16*	6.8%
U.S. Treasury Notes, 0.375%, 05/31/16*	5.8
U.S. Treasury Notes, 0.625%, 12/31/16	5.0
U.S. Treasury Notes, 0.250%, 02/29/16*	4.4
U.S. Treasury Notes, 0.500%, 06/15/16	4.1
U.S. Treasury Notes, 0.375%, 11/15/15*	2.6
U.S. Treasury Notes, 0.375%, 01/31/16*	2.3
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24	2.2
Southwestern Electric Power Co., 6.450%, 01/15/19*	1.5
Bank of America Corp., 6.110%, 01/29/37	1.5
Top Ten as a Group	36.2%

*	Top Ten Holding as of June 30, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in muliple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified accross more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Bond Fund

Schedule of Portfolio Investments

December 31, 2014

	Principal Amount†		Value
Asset-Backed Securities - 2.3%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.411%, 04/15/19 (01/15/15)[1]		$13,540,000	$13,454,183
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		11,904,545	11,795,024
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,181,372
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		2,332,793	2,348,978
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39 (01/15/15)[1,2]		22,083,615	22,194,033
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,961,378	4,642,533
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,874,859	2,805,977
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		6,361,711	6,600,269
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19		1,000,000	1,023,909
Total Asset-Backed Securities (cost $67,427,826)			69,046,278

	Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	33,686,876

	Principal Amount†
Corporate Bonds and Notes - 50.3%
Financials - 22.5%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,615,425
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,038,202	7,993,124
American International Group, Inc.,
4.875%, 06/01/22		$560,000	629,073
8.175%, 05/15/58[3]		736,000	997,280
MTN, 5.450%, 05/18/17		485,000	529,183
MTN, 5.850%, 01/16/18		1,380,000	1,542,978
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	44,927,690
7.625%, 06/01/19		2,906,000	3,512,226
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,376,024
MTN, 3.300%, 01/11/23		900,000	900,069
MTN, 4.250%, 10/22/26		2,610,000	2,604,141
MTN, Series C, 6.050%, 06/01/34		22,100,000	26,553,901
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,670,780
Cantor Fitzgerald, L.P., 6.375%, 06/26/15 (a), (b)		4,032,000	4,131,324
Capital One NA, 2.400%, 09/05/19		7,795,000	7,756,945
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,613,108
6.125%, 08/25/36		10,760,000	12,826,684
6.250%, 06/29/17	NZD	37,108,000	30,072,888

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.5% (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
1.700%, 03/19/18		$2,000,000	$1,996,504
3.875%, 02/08/22		9,090,000	9,669,724
3.950%, 11/09/22		2,190,000	2,230,798
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,765,111
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,396,420
6.500%, 01/15/18		5,000,000	5,628,900
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,756,712
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,489,648
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,238,175
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	12,126,838
GMTN, 4.250%, 01/17/18[4]	NZD	5,010,000	3,896,046
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,998,986
GMTN, 6.750%, 09/26/16	NZD	6,390,000	5,198,247
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,508,710
6.750%, 10/01/37		14,590,000	18,345,101
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,993,716
7.500%, 04/15/18		2,405,000	2,786,914
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	924,750
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	333,125
5.875%, 03/15/16		1,340,000	1,366,800
6.050%, 04/15/15		250,000	252,500
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	8,945,358
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	19,369,543
4.250%, 11/02/18[4]	NZD	7,360,000	5,692,864
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,518,481
EMTN, 1.064%, 05/30/17 (01/30/15)[1]	GBP	1,500,000	2,305,993
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	20,787,455
Lloyds Banking Group PLC, 4.500%, 11/04/24		18,500,000	18,669,071
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,219,166
MBIA Insurance Corp., 11.491%, 01/15/33 (01/15/15) (a)[1]		525,000	315,000

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.5% (continued)
Morgan Stanley,
0.711%, 10/15/15 (01/15/15)[1]		$300,000	$300,491
2.125%, 04/25/18		10,450,000	10,456,051
2.500%, 01/24/19		2,775,000	2,777,517
3.450%, 11/02/15		2,360,000	2,406,051
3.750%, 02/25/23		17,265,000	17,710,800
GMTN, 4.350%, 09/08/26		5,000,000	5,029,875
GMTN, 5.500%, 07/24/20		15,210,000	17,160,333
GMTN, 6.625%, 04/01/18		3,095,000	3,525,313
GMTN, 8.000%, 05/09/17	AUD	8,100,000	7,278,394
MTN, 0.681%, 10/18/16 (01/20/15)[1]		2,000,000	1,993,998
MTN, 4.100%, 05/22/23		12,910,000	13,070,575
MTN, 6.250%, 08/09/26		11,000,000	13,261,633
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	18,310,888
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,747,403
National City Corp., 6.875%, 05/15/19		1,905,000	2,237,914
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,902,120
Navient Corp.,
5.500%, 01/25/23[4]		18,070,000	17,302,025
MTN, 4.875%, 06/17/19		5,055,000	5,069,659
MTN, 5.000%, 04/15/15		50,000	50,375
MTN, 5.500%, 01/15/19		1,695,000	1,733,137
MTN, 8.450%, 06/15/18		10,950,000	12,209,250
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,252,850
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,805,000	18,314,044
4.875%, 10/01/24		4,915,000	5,130,646
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	12,954,046
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,434,957
6.750%, 08/15/19		5,550,000	6,537,667
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	5,061,088
Santander Central Hispano Issuances, Ltd., 7.250%, 11/01/15		500,000	523,494
Santander Issuances SAU, 5.911%, 06/20/16 (a)		1,100,000	1,146,340
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,703,696
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	5,002,593
Societe Generale SA, 5.200%, 04/15/21 (a)		7,000,000	7,923,874

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 22.5% (continued)
Springleaf Finance Corp.,
5.250%, 12/15/19		$12,890,000	$12,632,200
7.750%, 10/01/21		31,730,000	35,537,600
8.250%, 10/01/23		12,695,000	14,218,400
MTN, 5.400%, 12/01/15		5,000,000	5,125,000
Total Financials			677,011,796
Industrials - 22.2%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	4,139,925
6.500%, 01/15/28		305,000	293,562
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	11,216,860
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,276,937	2,316,783
APL, Ltd., 8.000%, 01/15/24[2]		250,000	217,500
ArcelorMittal,
6.000%, 03/01/21 (b)		150,000	156,000
6.125%, 06/01/18		4,580,000	4,883,425
6.750%, 02/25/22 (b)		1,600,000	1,708,000
7.500%, 10/15/39 (b)		6,604,000	6,835,140
7.500%, 03/01/41 (b)		11,065,000	11,175,650
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	9,241,650
Series S, 6.450%, 06/15/21		13,395,000	14,366,137
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		3,800,000	3,690,750
2.750%, 11/15/35[5]		1,560,000	1,558,050
6.625%, 08/15/20		55,000	58,437
6.875%, 11/15/20		85,000	91,375
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,822,250
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		9,978	10,427
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		72,932	82,683
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		14,972,205	16,431,995
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,047,886	5,338,139
Continental Resources, Inc.,
3.800%, 06/01/24		810,000	724,581
4.500%, 04/15/23		170,000	161,696
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,489,099
7.250%, 08/15/36		1,185,000	1,539,469

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 22.2% (continued)
Cummins, Inc.,
5.650%, 03/01/98	$6,460,000	$7,944,663
6.750%, 02/15/27	2,853,000	3,669,260
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,661,108
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	8,495,900	9,812,765
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[4]	3,438,223	3,782,046
Dillard’s, Inc., 7.000%, 12/01/28	225,000	238,500
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	31,972,563
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,515,025
Energy Transfer Partners, L.P., 4.150%, 10/01/20	700,000	717,626
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,518,323
4.050%, 02/15/22	2,219,000	2,302,394
EQT Corp., 6.500%, 04/01/18	35,420,000	39,859,543
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,512,958
6.700%, 06/01/34 (a)	1,250,000	1,607,991
7.000%, 10/15/37 (a)	19,033,000	25,649,118
Foot Locker, Inc., 8.500%, 01/15/22	570,000	684,000
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,402,726
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,823,107
HCA, Inc.,
5.250%, 04/15/25	10,200,000	10,659,000
7.500%, 11/06/33	75,000	78,750
Intel Corp.,
2.950%, 12/15/35[5]	8,030,000	10,549,412
3.250%, 08/01/39[5]	15,000,000	26,081,250
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,912,461
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	14,000,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,346,378
4.150%, 03/01/22	5,620,000	5,663,443
4.150%, 02/01/24[4]	14,000,000	13,964,188
5.300%, 09/15/20	1,415,000	1,523,726
5.800%, 03/01/21	4,320,000	4,783,873
5.950%, 02/15/18	12,590,000	13,899,398
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,869,678
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,630,589

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 22.2% (continued)
Masco Corp.,
5.850%, 03/15/17		$8,150,000	$8,740,875
6.500%, 08/15/32		955,000	976,487
7.125%, 03/15/20		8,815,000	10,181,325
7.750%, 08/01/29		1,070,000	1,230,500
The Mead Corp., 7.550%, 03/01/47[2]		970,000	1,216,752
Methanex Corp.,
5.250%, 03/01/22		350,000	375,976
6.000%, 08/15/15		3,825,000	3,940,725
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]		825,000	791,206
New Albertsons, Inc.,
7.450%, 08/01/29		3,195,000	2,859,525
7.750%, 06/15/26		915,000	818,925
MTN, 6.625%, 06/01/28		1,015,000	806,925
Newell Rubbermaid, Inc., 4.000%, 12/01/24		3,085,000	3,148,474
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[4]		6,250,000	6,140,625
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 42186, 8.028%, 11/01/17		4,124,843	4,611,987
Owens Corning,
6.500%, 12/01/16		54,000	58,835
7.000%, 12/01/36		9,175,000	11,366,412
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,134,862
7.000%, 06/15/18		26,505,000	30,120,388
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,929,008
6.500%, 05/01/18		8,975,000	10,181,599
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[4]	EUR	500,000	600,138
The Priceline Group, Inc., 0.900%, 09/15/21 (a)[5]		7,570,000	7,210,425
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,063,675
6.375%, 05/15/33		5,135,000	5,135,000
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	680,760
6.875%, 07/15/28		1,190,000	1,190,000
7.625%, 08/03/21		2,135,000	2,300,462

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 22.2% (continued)
Qwest Corp.,
6.875%, 09/15/33	$7,209,000	$7,231,103
7.200%, 11/10/26	435,000	436,529
7.250%, 09/15/25	1,185,000	1,411,304
7.250%, 10/15/35	2,165,000	2,231,537
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)	3,250,000	3,520,751
Reynolds American, Inc., 6.750%, 06/15/17	8,170,000	9,100,833
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000	5,367,158
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	2,860,000	3,589,986
Telecom Italia Capital SA,
6.000%, 09/30/34	5,965,000	5,965,000
6.375%, 11/15/33	4,865,000	4,986,625
Telefonica Emisiones SAU, 4.570%, 04/27/23	900,000	963,581
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)	250,000	330,763
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000	3,304,869
The Toro Co., 6.625%, 05/01/37[2]	6,810,000	8,038,381
Transocean, Inc., 7.375%, 04/15/18	500,000	493,007
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22	12,230,796	13,209,260
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26	9,240,000	9,378,600
United States Steel Corp.,
6.650%, 06/01/37	3,595,000	3,271,450
7.000%, 02/01/18[4]	7,310,000	7,748,600
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23	3,132,439	3,649,291
Vale Overseas, Ltd., 6.875%, 11/21/36	3,665,000	3,863,606
Verizon New England, Inc., 7.875%, 11/15/29	2,390,000	3,127,368
Verizon Pennsylvania LLC, 6.000%, 12/01/28	530,000	592,676
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)	1,485,723	1,530,295
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000	16,851,174
7.375%, 10/01/19	3,915,000	4,670,681
7.375%, 03/15/32	1,930,000	2,569,504
Wyndham Worldwide Corp., 6.000%, 12/01/16	6,430,000	6,914,179
Total Industrials		668,345,427
Utilities - 5.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000	24,603,983
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)	3,285,000	3,492,093
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34	8,783,048	9,747,866
DCP Midstream LLC, 6.450%, 11/03/36 (a)	870,000	910,622
EDP Finance, B.V., 4.900%, 10/01/19 (a)	600,000	624,492
Endesa SA/Cayman Islands, 7.875%, 02/01/27	2,900,000	3,773,929

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 5.6% (continued)
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		$3,700,000	$4,088,315
6.000%, 10/07/39 (a)		18,382,000	21,599,346
EMTN, 5.750%, 09/14/40	GBP	210,000	403,747
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		5,441,220	5,985,342
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,394,431
6.400%, 03/15/18		25,890,000	29,486,846
6.800%, 01/15/19		11,625,000	13,647,762
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	45,608,635
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,617,788
Total Utilities			168,985,197
Total Corporate Bonds and Notes (cost $1,325,563,591)			1,514,342,420
Foreign Government and Agency Obligations - 6.3%
Alberta Bonds, Province of, 5.930%, 09/16/16	CAD	45,381	40,857
Brazilian Government International Bonds,
8.500%, 01/05/24[4]	BRL	6,650,000	2,295,303
10.250%, 01/10/28	BRL	5,750,000	2,171,770
Canadian Government Notes,
1.000%, 08/01/16	CAD	5,965,000	5,134,634
2.500%, 06/01/15	CAD	14,775,000	12,796,055
2.750%, 09/01/16	CAD	385,000	340,933
3.000%, 12/01/15	CAD	15,225,000	13,339,501
European Investment Bank Bonds, 3.589%, 03/10/21[6]	AUD	5,000,000	3,298,313
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,500,147
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,469,500
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	3,772,164
Series M, 8.000%, 12/07/23	MXN	122,500,000	9,542,375
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	8,395,809
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,948,429
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	67,603,703
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	17,955,686
New Zealand Government Notes, 5.000%, 03/15/19	NZD	14,845,000	12,227,251
Norway Government Bonds,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	4,963,835
Series 472, 4.250%, 05/19/17	NOK	13,230,000	1,916,495
Province of Manitoba Canada Notes, 6.375%, 09/01/15	NZD	5,450,000	4,310,970
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	6,308,320
Total Foreign Government and Agency Obligations (cost $206,761,755)			189,332,050

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Mortgage-Backed Securities - 1.1%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.650%, 12/15/27 (01/15/15) (a)[1]	$8,000,000	$8,002,560
COMM Mortgage Trust,
1.861%, 05/13/31 (02/13/15) (a)[1,2]	750,000	751,173
2.503%, 10/15/31 (01/15/15) (a)[1,2]	7,703,000	7,710,087
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 04/01/29	1,740,846	1,756,108
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]	1,704,000	1,838,016
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)	13,500,000	13,688,676
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.787%, 06/15/49[3]	80,000	85,885
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.550%, 03/15/44 (a)[3]	435,000	461,674
Total Mortgage-Backed Securities (cost $33,102,987)		34,294,179
Municipal Bonds - 1.0%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	3,975,000	3,233,265
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,858,947
Illinois State General Obligation, 5.520%, 04/01/38	7,300,000	7,192,325
Michigan Tobacco Settlement Finance Authority, Series 2006 A, Series 2006-A, 7.309%, 06/01/34	2,820,000	2,441,048
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	20,630,000	15,498,906
Total Municipal Bonds (cost $36,429,410)		31,224,491

	Shares
Preferred Stocks - 0.6%
Financials - 0.4%
Bank of America Corp., 6.375%	20,000	505,800
Bank of America Corp., Series L, 7.250%[5]	7,808	9,080,470
Navient Corp., 6.000%[4]	41,250	893,063
Total Financials		10,479,333
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[4,5]	37,854	4,456,930
Materials - 0.0%#
Alcoa, Inc., 5.375%[5]	23,555	1,188,350
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	45,814
Entergy New Orleans, Inc., 5.560%	100	9,995
Wisconsin Electric Power Co., 3.600%	3,946	335,371
Total Utilities		391,180
Total Preferred Stocks (cost $13,603,720)		16,515,793

	Principal Amount†
U.S. Government and Agency Obligations - 31.1%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$31,174	34,381

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	$3,215,970	$3,351,361
6.000%, 07/01/29	2,752	3,156
Total Federal National Mortgage Association		3,354,517
U.S. Treasury Obligations - 31.0%
U.S. Treasury Notes,
0.250%, 02/29/16	132,470,000	132,304,413
0.375%, 11/15/15 to 05/31/16	525,615,000	525,580,520
0.500%, 06/15/16	123,145,000	123,241,176
0.625%, 12/31/16	150,000,000	149,800,781
Total U.S. Treasury Obligations		930,926,890
Total U.S. Government and Agency Obligations (cost $934,540,541)		934,315,788
Short-Term Investments - 11.0%
Repurchase Agreements - 0.9%[7]
Bank of Nova Scotia, dated 12/31/14, due 01/02/15, 0.100%, total to be received $6,614,400 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.125%, 02/19/15 - 05/15/40, totaling $6,746,692)	6,614,363	6,614,363
Cantor Fitzgerald Securities, Inc., dated 12/31/14 due 01/02/15, 0.090%, total to be received $6,614,396 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 11/20/64, totaling $6,746,650)	6,614,363	6,614,363
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $1,697,962 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 06/01/17 - 03/01/48, totaling $1,731,910)	1,697,951	1,697,951
Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $6,614,392 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 01/07/15 -11/20/64 totaling $6,746,650)	6,614,363	6,614,363
State of Wisconsin Investment Board, dated 12/31/14, due 01/02/15, 0.150%, total to be received $6,308,223 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 02/15/42, totaling $6,434,966)	6,308,170	6,308,170
Total Repurchase Agreements		27,849,210

	Shares
Other Investment Companies - 10.1%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	163,987,450	163,987,450
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.07%	140,037,017	140,037,017
Total Other Investment Companies		304,024,467
Total Short-Term Investments (cost $331,873,677)		331,873,677
Total Investments - 104.8% (cost $2,959,999,836)		3,154,631,552
Other Assets, less Liabilities - (4.8)%		(145,815,120)
Net Assets - 100.0%		$3,008,816,432

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Portfolio Manager’s Comments

THE YEAR IN REVIEW

AMG Managers Global Income Opportunity Fund (the “Fund”) returned 1.84% during the year ended December 31, 2014, outperforming the 0.59% return for the Barclay’s Global Aggregate Bond Index.

This outperformance can be attributed to currency exposure as well as security selection. Yield curve positioning did weigh on results as the U.S. Dollar curve flattened throughout most of the year with longer dated maturities seeing notable declines in yields. The Fund maintained an overall shorter-than-benchmark average duration during the period, which detracted from relative returns.

Currency exposure was a strong driver in outperformance over the year. The Fund’s underweight positioning to the Euro and Japanese Yen contributed positively amidst a robust U.S. Dollar rally on diverging central banking policies and growth trends. However, the overweight exposure to the Mexican Peso, Norwegian Krone and Swedish Krona did partially offset the beneficial positioning in major currencies.

Security selection was another key source of outperformance during the period. Our choices within U.S. corporates, specifically communications, banking, energy and consumer (cyclical and non-cyclical) proved favorable. Specific bonds in select European global treasuries also contributed to the positive performance. We remain comfortable with corporate credit, as it still offers better value than global treasuries given the outlook for improving global growth. However, we remain cautious of specific event risk.

Yield curve positioning detracted from performance over the year. The Fund’s shorter-than-benchmark positioning along the U.S., Canadian and U.K. yield curves were the primary drivers for the negative performance as yields rallied throughout the year. Longer positioning along the Euro yield curve was additive, partially offsetting some of the negative returns.

Sector allocation also weighed on results. An underweight to U.S. agency bonds mitigated results, as these issues performed moderately better than investment grade credit on a duration-matched basis. As spreads widened in the energy sector, we began to increase our allocation as valuations were more attractive. The overweight stance to the energy sector cost relative performance as spreads continued to widen as oil prices fell to multi-year lows, amid a substantial supply-demand imbalance. We feel that the bulk of the oil price drop has occurred and prices have stabilized. As we look for energy prices to bottom and revive somewhat over the course of 2015, our instinct is to proceed slowly, looking for opportunities among the energy names and currencies.

LOOKING FORWARD

We expect U.S. Treasury sentiment to be shaped by two contrasting economic themes in coming months: the spot oil price and U.S. wage inflation. Rising wages are the biggest inflationary risk for bonds, while falling oil prices are the biggest deflationary risk. Deflation was clearly the theme of the fourth quarter, as the WTI oil price fell from $80 per barrel at Halloween to $50 per barrel following New Year’s Day. Wage growth, meanwhile, remained flat at just over 2% per annum, measured by average hourly earnings.

The stunning drop in world oil prices melted Treasury yields, which have opened 2015 at near 2.0% for the ten-year maturity. Even the revision in U.S. GDP growth estimates for the third quarter to 5.0% had little impact. Treasuries are expected to be range-bound for the time being, and we do not see a resumption of rising yields until (1) oil prices stabilize and (2) wage inflation accelerates. Both seem likely in the course of 2015, which should also bring the first U.S. Federal Reserve (the Fed) interest rate hike since the advent of the global financial crisis.

The size and speed of the oil price drop punished energy-correlated names and markets, including high-yield production and service companies, Brazil, Mexico, Norway and Russia. Our positions in Norway and Mexico detracted from performance, along with our cautious U.S. Dollar duration structure. We have been looking for the acceleration in U.S. growth to tighten U.S. labor markets further, encouraging the Fed to hike rates, and for bonds to begin renormalizing toward more normal yields. All of this has been upset, or at the very least delayed, by the oil price decline.

This commentary reflects the viewpoints of the portfolio manager, Loomis, Sayles & Company, as of December 31, 2014 and is not intended as a forecast or guarantee of future results.

AMG Managers Global Income Opportunity Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Global Income Opportunity Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in AMG Managers Global Income Opportunity Fund on December 31, 2004, to a $10,000 investment made in the Barclays Global Aggregate Bond Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG Managers Global Income Opportunity Fund and the Barclays Global Aggregate Bond Index for the same time periods ended December 31, 2014.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Managers Global Income Opportunity Fund [2,3,4,5,6,7,8]	1.84%	4.26%	4.21%
Barclays Global Aggregate Bond Index[9]	0.59%	2.65%	3.60%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2014. All returns are in U.S. dollars($).
[2]	From time to time the Fund’s advisor has waived it’s fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.
[6]	The Fund may invest in below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit and liquidity risk.
[7]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.
[8]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[9]	The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

December 31, 2014

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund**
Corporate Bonds and Notes	50.9%
Foreign Government and Agency Obligations	36.3%
U.S. Government and Agency Obligations	4.4%
Mortgage-Backed Securities	1.0%
Preferred Stocks	0.7%
Asset-Backed Securities	0.6%
Other Assets and Liabilities	6.1%

**	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund***
U.S. Government and Agency Obligations	8.6%
Aaa	11.4%
Aa	9.4%
A	20.0%
Baa	35.8%
Ba & lower	13.7%
Not Rated	1.1%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Bill, 0.410%, 04/02/15	4.0%
Mexican Bonos Bonds, Series M, 6.500%, 06/10/21*	2.4
U.S. Treasury Notes, 0.875%, 04/30/17*	2.3
New Zealand Government Bonds, Series 423, 5.500%, 04/15/23*	2.1
U.S. Treasury Notes, 0.250%, 02/15/15*	2.1
Italy Buoni Poliennali Del Tesoro Bonds, 4.750%, 08/01/23*	1.5
Poland Government Bonds, Series 1023, 4.000%, 10/25/23	1.5
European Financial Stability Facility Notes, 1.625%, 07/17/20*	1.5
Petrobras Global Finance BV, 4.375%, 05/20/23	1.4
Italy Buoni Poliennali Del Tesoro Bonds, 5.000%, 03/01/22	1.3

Top Ten as a Group	20.1%

*	Top Ten Holding as of June 30, 2014.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in muliple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified accross more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

December 31, 2014

	Principal Amount†		Value
Asset-Backed Securities - 0.6%
Hyundai Capital Auto Funding VIII, Ltd., Series 2010-8A, Class A, 1.162%, 09/20/16 (01/21/15) (a)[1]		$9,815	$9,818
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.381%, 03/19/18 (01/20/15)[1]	EUR	100,000	120,484
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		84,360	90,145
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	96,439
Total Asset-Backed Securities (cost $322,374)			316,886
Corporate Bonds and Notes - 50.9%
Financials - 21.1%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	464,016
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	208,000
Ally Financial, Inc., 3.500%, 01/27/19		135,000	133,380
Aviva PLC, EMTN, 6.125%, 07/05/43[3]	EUR	100,000	144,400
AXA SA, 7.125%, 12/15/20	GBP	50,000	93,692
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	154,500
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	132,834
Bank of America Corp.,
5.700%, 01/24/22		140,000	162,181
MTN, 4.200%, 08/26/24		130,000	132,434
Series L, 2.650%, 04/01/19		240,000	241,760
The Bank of Nova Scotia, 1.450%, 04/25/18		345,000	341,236
Barclays PLC, 2.750%, 11/08/19		250,000	248,472
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	84,827
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	201,500
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	184,254
Citigroup, Inc.,
3.375%, 03/01/23		40,000	40,358
4.000%, 08/05/24[4]		45,000	45,181
Corpbanca, S.A., 3.125%, 01/15/18		260,000	258,375
Credit Agricole SA, 7.500%, 04/29/49[3,9]	GBP	100,000	152,544
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	114,864
General Electric Capital Corp., Series A, 7.125%, 12/29/49[3,9]		200,000	232,750
General Motors Financial Co., Inc., 3.000%, 09/25/17		260,000	262,933
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	177,495
GTB Finance B.V., 6.000%, 11/08/18 (a)		200,000	186,000
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	206,895
ICICI Bank, Ltd., 3.500%, 03/18/20 (a)		530,000	533,342
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	81,298
Lloyds Banking Group PLC, 4.500%, 11/04/24		200,000	201,828
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	319,981

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 21.1% (continued)
Morgan Stanley,
2.500%, 01/24/19		$250,000	$250,227
3.750%, 02/25/23		100,000	102,582
GMTN, 5.750%, 02/14/17	GBP	50,000	84,788
MTN, 7.250%, 05/26/15	AUD	200,000	165,917
Mubadala GE Capital, Ltd., 3.000%, 11/10/19 (a)		235,000	232,622
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	129,349
Nomura Holdings, Inc., GMTN, 2.750%, 03/19/19		240,000	242,629
Old Republic International Corp., 4.875%, 10/01/24		100,000	104,387
Petrobras Global Finance BV, 4.375%, 05/20/23		815,000	700,965
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	248,952
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	153,757
Societe Generale, S.A.,
5.000%, 01/17/24 (a)		240,000	241,316
6.750%, 04/07/49[3,9]	EUR	105,000	123,255
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	245,000
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	214,742
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	203,016
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	201,220
UniCredit S.P.A., 6.950%, 10/31/22	EUR	150,000	213,308
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	182,000
Westpac Banking Corp., 1.200%, 05/19/17		500,000	497,781
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	206,780
Zurich Finance USA, Inc., EMTN, 4.500%, 06/15/25[3]	EUR	100,000	122,810
Total Financials			10,608,733
Industrials - 26.7%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	206,011
Albemarle Corp., 3.000%, 12/01/19		81,000	81,012
Altice, S.A., 7.750%, 05/15/22 (a)		200,000	200,375
America Movil SAB de CV, 6.450%, 12/05/22	MXN	40,000	265,017
Anadarko Petroleum Corp., 3.450%, 07/15/24		85,000	82,980
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	192,620
ArcelorMittal, 7.500%, 03/01/41 (b)		120,000	121,200
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	31,328
Baidu, Inc., 3.250%, 08/06/18		300,000	306,664
Bell Canada, 5.410%, 09/26/16	CAD	160,000	145,832
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		205,000	218,792
5.350%, 05/20/24 (a)		265,000	286,709

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 26.7% (continued)
BRF, S.A.,
3.950%, 05/22/23 (a)		$400,000	$369,800
7.750%, 05/22/18 (a)	BRL	300,000	97,622
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	190,505
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23		205,000	207,562
Cielo, S.A. / Cielo USA, Inc., 3.750%, 11/16/22 (a)		260,000	234,000
CNOOC Finance 2013, Ltd., 3.000%, 05/09/23		250,000	236,602
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	195,000
Continental Resources, Inc.,
3.800%, 06/01/24[4]		115,000	102,873
4.500%, 04/15/23		35,000	33,290
CSN Resources, S.A., 6.500%, 07/21/20 (a)[4]		100,000	92,000
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	156,750
5.875%, 09/18/23		245,000	259,394
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	270,681
FedEx Corp., 4.000%, 01/15/24		180,000	191,589
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	185,000
General Motors Co.,
3.500%, 10/02/18		330,000	336,600
4.000%, 04/01/25[4]		120,000	120,300
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		200,000	203,100
HCA, Inc., 4.750%, 05/01/23		115,000	117,012
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	130,000
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		250,000	253,125
KB Home, 4.750%, 05/15/19		50,000	49,250
Kinder Morgan Energy Partners LP, 4.250%, 09/01/24[4]		220,000	220,442
Kinder Morgan, Inc., 4.300%, 06/01/25		175,000	175,082
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	205,780
Macquarie Infrastructure Co. LLC, 2.875%, 07/15/19[4,5]		20,000	22,725
Medtronic, Inc., 2.500%, 03/15/20 (a)		260,000	260,682
Methanex Corp., 3.250%, 12/15/19		241,000	238,973
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	188,500
Minera y Metalurgica del Boleo, S.A. de CV, 2.875%, 05/07/19 (a)		245,000	248,825
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		200,000	196,000
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	218,500
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 06/30/21 (a)		85,000	79,475
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a), (b)		188,500	172,477
Oi, S.A., 9.750%, 09/15/16 (a)	BRL	300,000	102,701

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 26.7% (continued)
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)[4]		$420,000	$330,750
5.625%, 01/19/25 (a)[4]		135,000	103,612
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	265,342
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	183,116
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	405,875
Petrobras International Finance Co., S.A., 5.750%, 01/20/20		160,000	154,514
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	85,500
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22		150,000	141,750
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	270,827
SoftBank Corp., 4.500%, 04/15/20 (a)		200,000	197,000
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	46,125
Tenet Healthcare Corp.,
4.375%, 10/01/21		10,000	9,925
4.500%, 04/01/21		105,000	105,262
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)		179,604	179,604
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		200,000	192,000
Turk Telekomunikasyon A.S., 3.750%, 06/19/19 (a)		275,000	275,825
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	253,625
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	121,232
Vale, S.A., 5.625%, 09/11/42		250,000	232,853
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	309,350
Videotron, Ltd., 5.375%, 06/15/24 (a)		75,000	76,500
Walgreens Boots Alliance, Inc., 3.300%, 11/18/21		265,000	266,844
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	193,479
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	497,963
Total Industrials			13,399,630
Utilities - 3.1%
AES Corp., 5.500%, 03/15/24		10,000	10,148
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	212,662
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	69,216
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	201,120
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	144,953
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	172,444
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	211,000

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 3.1% (continued)
Petroleos Mexicanos,
3.500%, 07/18/18		$105,000	$106,312
4.250%, 01/15/25 (a)		175,000	173,862
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	258,859
Total Utilities			1,560,576
Total Corporate Bonds and Notes (cost $25,873,059)			25,568,939
Foreign Government and Agency Obligations - 36.3%
Banco Nacional de Desenvolvimento Economico e Social Notes, 5.750%, 09/26/23 (a)		200,000	206,000
Brazil Letras do Tesouro Nacional Notes, 13.095%, 07/01/16[6]	BRL	1,400,000	438,514
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	173,768
Brazilian Government International Bonds, 10.250%, 01/10/28	BRL	500,000	188,850
Bundesrepublik Deutschland Bonds, Series 05, 4.000%, 01/04/37	EUR	85,000	157,154
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	233,185
Notes, 1.250%, 09/01/18	CAD	650,000	560,741
Notes, 3.000%, 12/01/15	CAD	735,000	643,976
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	287,722
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	300,960
Dominican Republic International Bonds, 8.625%, 04/20/27 (a)		100,000	117,250
European Financial Stability Facility Notes, 1.625%, 07/17/20	EUR	565,000	733,507
Export Credit Bank of Turkey Notes, 5.000%, 09/23/21 (a)		200,000	203,515
Export-Import Bank of Korea Notes, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	139,628
Finland Government Notes, 1.500%, 04/15/23 (a)	EUR	190,000	247,959
Hungary Government International,
Notes, 5.375%, 03/25/24		140,000	151,550
Notes, 5.750%, 11/22/23		100,000	110,750
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	336,214
Indonesia Government International Notes, 2.875%, 07/08/21 (a)	EUR	125,000	153,136
Indonesia Treasury Notes, Series FR69, 7.875%, 04/15/19	IDR	6,300,000,000	511,985
Inter-American Development Bank Notes, 8.544%, 08/20/15[6]	IDR	750,000,000	57,226
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	420,000	575,325
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	751,577
Bonds, 5.000%, 03/01/22	EUR	450,000	676,298
Korea Treasury Notes, Series 1709, 2.750%, 09/10/17	KRW	475,000,000	439,140

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government and Agency Obligations - 36.3% (continued)
Mexican Bonos,
Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	$1,206,545
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	579,891
Bonds, Series M, 8.000%, 12/07/23	MXN	2,800,000	218,112
Notes, Series M 10, 8.500%, 12/13/18	MXN	4,700,000	358,960
New South Wales Treasury Corp. Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	295,725
New Zealand Government,
Bonds, 3.000%, 09/20/30	NZD	295,000	259,325
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,040,131
Notes, Series 319, 5.000%, 03/15/19	NZD	520,000	428,304
Norway Government,
Bonds, Series 473, 4.500%, 05/22/19	NOK	3,450,000	532,285
Bonds, Series 475, 2.000%, 05/24/23	NOK	3,630,000	508,200
Poland Government,
Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	212,924
Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	734,337
Province of Quebec Canada Notes, 5.000%, 03/01/16		270,000	283,786
South Africa Government Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	214,972
Spain Government,
Bonds, 4.300%, 10/31/19	EUR	455,000	641,215
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	254,432
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	292,468
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	267,286
Turkey Government International Bonds, 5.750%, 03/22/24		240,000	268,200
U.K. Gilt,
Bonds, 3.750%, 09/07/19	GBP	320,000	558,072
Bonds, 4.000%, 03/07/22	GBP	145,000	264,885
Bonds, 4.250%, 03/07/36	GBP	120,000	244,921
Bonds, 4.750%, 03/07/20	GBP	90,000	164,972
Total Foreign Government and Agency Obligations (cost $19,044,139)			18,225,878
Mortgage-Backed Securities - 1.0%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.796%, 08/10/45[3]		82,158	88,941
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 07/12/47 (a)	CAD	315,000	273,154
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 04/15/49[3]		50,000	53,836
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	80,034
Total Mortgage-Backed Securities (cost $514,359)			495,965

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.7%
Financials - 0.6%
The PNC Financial Services Group, Inc., Series Q, 5.375%	12,000	$286,920
Utilities - 0.1%
Dominion Resources, Inc., Series A, 6.125%[5]	665	39,907
Dominion Resources, Inc., Series B, 6.000%[5]	501	30,120
Total Utilities		70,027
Total Preferred Stocks (cost $304,374)		356,947

	Principal Amount†
U.S. Government and Agency Obligations - 4.4%
U.S. Treasury Notes,
0.250%, 02/15/15	$1,030,000	1,030,201
0.875%, 04/30/17	1,165,000	1,166,365
1.500%, 07/31/16[10]	25,000	25,383
Total U.S. Government and Agency Obligations (cost $2,222,956)		2,221,949
Short-Term Investments - 5.9%
Repurchase Agreements - 1.4%[7]
Cantor Fitzgerald Securities, Inc., dated 12/31/14 due 01/02/15, 0.090%, total to be received $722,619 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 11/20/64, totaling $737,067)	722,615	722,615
U.S. Treasury Bills - 4.1%
U.S. Treasury Bill, 0.41%, 04/02/15[6]	2,030,000	2,029,797

	Shares
Other Investment Companies - 0.4%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	176,259	176,259
Total Short-Term Investments (cost $2,928,728)		2,928,671
Total Investments - 99.8% (cost $51,209,989)		50,115,235
Other Assets, less Liabilities - 0.2%		97,635
Net Assets - 100.0%		$50,212,870

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Portfolio Manager’s Comments

The AMG Managers Special Equity Fund’s (the “Fund”) investment objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small-and medium-sized companies.

THE PORTFOLIO MANAGERS

The Fund employs multiple subadvisors who specialize in distinct investment approaches. This “intelligence diversification” not only serves to manage risk, but also helps us tap the markets’ full potential by focusing different analytical insights on each prospective investment. Fund management strives to achieve its performance and diversification objectives while ensuring that the Fund operates within the framework of its investment objective and principal investment strategies.

FEDERATED MDTA, LLC

Federated MDTA, LLC (“MDT”) utilizes a quantitative process to score stocks based on earnings estimate momentum, long-term growth rates, share buyback and issuance, cash earnings-to-price ratios, tangible book-to-price ratios and earnings risk. A decision-tree approach provides an intuitive, non-linear way to score companies. Stocks are grouped into clusters determined by analyzing different combinations of factor scores and returns, with each cluster containing companies with a different pattern of fundamental characteristics. Optimization is then used to build a portfolio that maximizes the stock selection score, while adhering to diversification constraints and trading costs. A position is sold or trimmed if the quantitative model identifies a more attractive opportunity (net of trading costs) or if a holding exceeds the maximum company weight of 1.3%. The portion of the Fund managed by MDT typically holds between 100 and 110 stocks, with no position exceeding 1.3% of the portfolio. Industry weights are limited to +/- 13.5% of the benchmark weight, while sector weights are limited to +/- 22.5% of the benchmark weight.

LORD, ABBETT & CO., LLC

The team at Lord, Abbett & Co., LLC (“Lord Abbett”), led by Tom O’Halloran, focuses its stock selection effort on companies that have revenue growth of at least 15% and are experiencing year-to-year operating margin improvement and earnings growth driven by top-line growth, rather than being driven by one-time events or simple cost cutting measures. The focus is also on identifying companies with higher-quality balance sheets (often captured by finding companies with manageable debt-to-total-capital ratios) and that are already profitable. Once this process is completed, the focus for the team is on forecasting both revenue and earnings growth over the next several years. To achieve this goal and to find companies that will be growing considerably faster than their industry average, members of the team spend an extensive amount of time understanding the competitive advantages of a firm, the industry dynamics within which they operate and the strength of management. A position is sold or trimmed if there is a fundamental change in the business, a more attractive alternative is found or if a holding reaches a 5% weight in the overall Fund. The portion of the Fund managed by Lord Abbett typically holds between 100 and 150 stocks, with no individual holding exceeding 5%. Lord Abbett has established a risk constraint that prevents any individual industry from being greater than 25% of the total weight of its portion of the Fund.

RANGER INVESTMENT MANAGEMENT, LLC

The team at Ranger Investment Management, L.P. (“Ranger”), led by Conrad Doenges, starts with a universe of stocks with market capitalization between $100M and $2B, from which they establish a list of approximately 250 to 300 companies on which they conduct detailed research. Each Ranger sector manager builds detailed earnings and cash-flow models for the companies they follow, and also qualitatively gauge, through a stock scoring model, their conviction level in each stock. Companies in the Fund’s portfolio managed by Ranger will typically have a high degree of recurring revenue, steady and/or accelerating sales and earnings growth, solid balance sheets, strong free-cash flows, conservative accounting practices and a seasoned management team. The portion of the Fund managed by Ranger typically contains 35 to 60 stocks, with individual position sizes capped at 5%. Sector exposures are also limited to a maximum of 30%. A stock may be reduced or sold if material changes occur in the company’s earnings estimates, the company’s valuations exceed historical levels, a pre-determined price target is achieved, the stock reaches the maximum position size of 5%, capitalization limit of $5 billion or it can be replaced with a better risk/reward opportunity.

SMITH ASSET MANAGEMENT GROUP, L.P.

Smith Asset Management Group, L.P.’s (“Smith Group”) investment process is based on a combination of a well-conceived quantitative screening process coupled with experienced, intelligent fundamental and qualitative analysis. The team is focused on predicting which attractively-valued companies will report a succession of positive earnings surprises. The process begins by seeking companies with attractive risk profiles and valuations, as well as dramatically-improving business fundamentals. To manage risk, Smith screens for companies with good corporate governance, strong financial quality, attractive valuation and moderate portfolio beta. To identify high-earnings-growth companies, Smith screens for rising earnings expectations, improving earnings quality, a high percentage of positive earnings surprise and high earnings growth rate. The portion of the Fund managed by Smith will typically hold 100 to 120 stocks, with no individual position greater than 3.0%. Sector weightings are limited to no more than two times the weighting in the Russell 2000® Growth Index. Stocks are sold from the Fund if a negative

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (continued)

earnings surprise is predicted by the process or management guidance, a negative earnings surprise is actually reported, the stock’s valuation level is too high or a buyout announcement is made.

THE YEAR IN REVIEW

For the year ended December 31, 2014, the AMG Managers Special Equity Fund Service Class returned 1.2% and the Institutional Class returned 1.5%, compared to the 5.6% return of the Russell 2000® Growth Index.

The year ended December 31, 2014, was another period of strong equity returns. The S&P 500 Index, a widely followed barometer of the U.S. equity market, rose more than 13% during the prior twelve months. International stocks, by comparison, had negative performance, as measured by the MSCI ACWI ex US Index (in U.S. Dollar terms). The first quarter of 2014 marked the five-year anniversary of the equity bull market. Despite a few bouts of volatility and persistent doubts about the strength of the economic recovery since the beginning of the bull market, the S&P 500 Index had a cumulative gain (through December 31, 2014) of 244% (including reinvestment of dividends) since the market bottom on March 9, 2009.

Meanwhile, the Barclays U.S. Aggregate Bond Index, a broad U.S. bond market benchmark, returned 6% during 2014. Bond markets have also performed strongly during this period, to the surprise of many, despite the unwinding of the U.S. Federal Reserve’s bond-buying program known as QE3.

For the full calendar year, U.S. large-cap and mid-cap stocks lead small-cap equities as represented by the Russell 1000®, Russell Mid-Cap® and Russell 2000® Indices, respectively. Within the small-cap universe, the Russell 2000® Growth Index outpaced the Russell 2000® Value Index. The health care, consumer staples and information technology sectors lead the Russell 2000® Index with strong returns. The energy, utilities, consumer discretionary and materials sectors underperformed the index as the price of crude oil (WTI) fell by nearly 50% in 2014.

The Fund generated positive absolute performance, but underperformed its benchmark, the Russell 2000® Growth Index. The underperformance was primarily driven by relative weakness within the Fund’s stock selection, which was particularly weak in the information technology, consumer staples, industrials and energy sectors. Strong stock selection in the health care, financials and consumer discretionary sectors benefited relative performance. Additionally, the Fund’s underweights in the energy and materials sectors, which are primarily residuals of the stock selection process for each subadvisor, also benefitted relative performance, but were offset by the overall unfavorable stock selection.

At the subadvisor level, all four subadvisors underperformed the benchmark (Russell 2000® Growth Index). MDT’s quantitative processes produced weak stock selection in information technology, energy and consumer staples, with a significant portion of the underperformance occurring in the fourth quarter of 2014, as the price of oil plummeted. Although Ranger is a bottom-up fundamental manager and Smith group is more quantitatively focused, both subadvisors generated weak stock selection within the information technology, industrials, consumer staples and energy sectors, partially offset by strong stock selection in the consumer discretionary and health care sectors. Lord Abbett’s aggressive growth style generated unfavorable stock selection in the information technology and financials sectors, partially offset by strong stock selection in the health care sector and the underweight to the energy sector.

LOOKING FORWARD

The team at AMG Funds continues to spend considerable time evaluating the Fund and reaffirming our confidence in the subadvisors within the Fund. This past year was our fifth calendar year with our existing group of subadvisors, all of whom maintain a growth bias. Although the Fund underperformed its benchmark this year, it has outperformed three of last five calendar years. We continue to believe that the changes we made to the Fund subadvisor lineup in 2009 will be beneficial to shareholders, long term.

Heading into 2015, the Fund has its largest exposures to more cyclically-geared sectors as a healing economy provides this area of the market sufficient opportunities. Entering the year, the Fund’s greatest exposure is in the information technology sector with 25% of the Fund, albeit a slight underweight to the benchmark. The consumer discretionary sector is the Fund’s third largest absolute weighting and largest overweight. Subadvisors are finding many opportunities in the health care sector, with approximately 21% of the portfolio, but the Fund is underweight to the benchmark. The portfolio managers are cautiously optimistic about forward-looking prospects for small-cap equities. The portfolio managers believe that each of their respective investment processes, focused on finding companies with solid growth prospects, have the potential to perform well if investors focus on company fundamentals and less so on uncertainties related to U.S. Federal Reserve policy or other macro risks.

This commentary reflects the viewpoints of Federated MDTA, LLC., Lord, Abbett & Co., LLC, Ranger Investment Management, L.P. and Smith Asset Management Group, L.P. as of December 31, 2014 and is not intended as a forecast or guarantee of future results.

AMG Managers Special Equity Fund

Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG Managers Special Equity Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in AMG Managers Special Equity Fund – Institutional Class on December 31, 2004, to a $10,000 investment made in the Russell 2000® Growth Index for the same time period. The graphs and tables do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for AMG Managers Special Equity Fund and the Russell 2000® Growth Index for the same time periods ended December 31, 2014.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years
AMG Managers Special Equity Fund [2,3]
Service Class[4]	1.22%	17.40%	6.61%
Institutional Class	1.47%	17.63%	6.83%
Russell 2000® Growth Index[5]	5.60%	16.80%	8.54%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of December 31, 2014. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[4]	As of April 1, 2013 the Fund’s Managers Class shares were renamed Service Class shares.
[5]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, the index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

December 31, 2014

PORTFOLIO BREAKDOWN

Sector	AMG Managers Special Equity Fund**	Russell 2000® Growth Index
Information Technology	25.1%	25.7%
Health Care	21.2%	24.0%
Consumer Discretionary	18.2%	15.7%
Industrials	15.4%	14.5%
Financials	9.3%	7.8%
Consumer Staples	4.9%	3.8%
Energy	1.9%	2.9%
Materials	1.7%	4.6%
Telecommunication Services	0.0%	0.8%
Utilities	0.0%	0.2%
Other Assets and Liabilities	2.3%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Sonic Corp.*	1.9%
PrivateBancorp, Inc.*	1.5
TreeHouse Foods, Inc.*	1.4
ICON PLC	1.3
Silicon Laboratories, Inc.	1.2
WageWorks, Inc.	1.2
Proto Labs, Inc.	1.2
MAXIMUS, Inc.*	1.1
G-III Apparel Group, Ltd.	1.1
Aruba Networks, Inc.	1.1

Top Ten as a Group	13.0%

*	Top Ten Holding as of June 30, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments

December 31, 2014

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 18.2%
2U, Inc.*	32,553	$639,992
American Public Education, Inc.*	11,100	409,257
ANN, Inc.*	2,472	90,179
Asbury Automotive Group, Inc.*	23,427	1,778,578
BJ’s Restaurants, Inc.*	10,447	524,544
Brunswick Corp.	13,033	668,072
Buffalo Wild Wings, Inc.*	1,657	298,890
Build-A-Bear Workshop, Inc.*	22,800	458,280
Burlington Stores, Inc.*	16,215	766,321
Capella Education Co.	26,965	2,075,226
The Children’s Place, Inc.	5,817	331,569
Columbia Sportswear Co.	9,762	434,799
Cooper Tire & Rubber Co.	15,850	549,202
Coupons.com, Inc.*,4	28,854	512,158
Cracker Barrel Old Country Store, Inc.	2,217	312,065
Deckers Outdoor Corp.*	26,966	2,454,985
DineEquity, Inc.	10,017	1,038,162
Domino’s Pizza, Inc.	3,430	323,003
Dorman Products, Inc.*,4	21,350	1,030,564
Fiesta Restaurant Group, Inc.*	10,019	609,155
Genesco, Inc.*	6,077	465,620
Gentherm, Inc.*	9,010	329,946
G-III Apparel Group, Ltd.*	25,234	2,548,886
Grand Canyon Education, Inc.*	10,079	470,286
HSN, Inc.	8,196	622,896
Iconix Brand Group, Inc.*	12,487	421,936
iRobot Corp.*,4	21,380	742,314
Jack in the Box, Inc.	4,577	365,977
Krispy Kreme Doughnuts, Inc.*	69,430	1,370,548
LifeLock, Inc.*	49,219	911,044
Monro Muffler Brake, Inc.	29,530	1,706,834
Nutrisystem, Inc.	13,520	264,316
Orbitz Worldwide, Inc.*	40,840	336,113
Outerwall, Inc.*	6,885	517,890
Rentrak Corp.*	10,418	758,639
Restoration Hardware Holdings, Inc.*	9,015	865,530
Select Comfort Corp.*	20,580	556,277
Skechers U.S.A., Inc., Class A*	26,187	1,446,832
Sonic Corp.	153,228	4,172,399

	Shares	Value
Standard Motor Products, Inc.	6,320	$240,918
Steven Madden, Ltd.*	51,610	1,642,746
Sturm Ruger & Co., Inc.	1,501	51,980
Tenneco, Inc.*	13,015	736,779
Tuesday Morning Corp.*	80,650	1,750,105
Tupperware Brands Corp.	7,251	456,813
Universal Electronics, Inc.*	5,300	344,659
Wayfair, Inc., Class A*,4	13,384	265,672
Zoe’s Kitchen, Inc.*,4	16,072	480,714
Zumiez, Inc.*	15,700	606,491
Total Consumer Discretionary		40,756,161
Consumer Staples - 4.9%
The Andersons, Inc.	6,200	329,468
Diplomat Pharmacy, Inc.*	9,841	269,348
The Fresh Market, Inc.*,4	14,814	610,337
The Hain Celestial Group, Inc.*	15,618	910,373
J&J Snack Foods Corp.	16,660	1,812,108
Medifast, Inc.*	11,589	388,811
Nu Skin Enterprises, Inc., Class A4	4,325	189,002
Rite Aid Corp.*	61,934	465,744
Sanderson Farms, Inc.	13,945	1,171,728
Spectrum Brands Holdings, Inc.	2,609	249,629
TreeHouse Foods, Inc.*	37,290	3,189,414
United Natural Foods, Inc.*	11,082	856,916
USANA Health Sciences, Inc.*	5,127	525,979
Total Consumer Staples		10,968,857
Energy - 1.9%
Alon USA Energy, Inc.	6,200	78,554
Basic Energy Services, Inc.*	39,225	274,967
Delek US Holdings, Inc.	9,500	259,160
GasLog, Ltd.[4]	20,036	407,733
Matador Resources Co.*	53,620	1,084,733
PDC Energy, Inc.*	14,219	586,818
Pioneer Energy Services Corp.*	76,293	422,663
REX American Resources Corp.*	5,343	331,106
Rice Energy, Inc.*	11,833	248,138
Tesco Corp.	17,500	224,350
US Silica Holdings, Inc.[4]	14,503	372,582
W&T Offshore, Inc.[4]	11,159	81,907
Total Energy		4,372,711

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 9.3%
AmTrust Financial Services, Inc.	26,513	$1,491,356
Argo Group International Holdings, Ltd.	9,430	523,082
BancorpSouth, Inc.	94,130	2,118,866
Bank of the Ozarks, Inc.	46,540	1,764,797
BGC Partners, Inc.	14,800	135,420
Cash America International, Inc.	1,261	28,524
E*TRADE Financial Corp.*	13,564	328,995
Evercore Partners, Inc., Class A	9,094	476,253
HCI Group, Inc.	4,240	183,338
Iberiabank Corp.	33,740	2,188,039
Infinity Property & Casualty Corp.	5,930	458,152
Janus Capital Group, Inc.	38,057	613,859
MarketAxess Holdings, Inc.	35,243	2,527,275
The Navigators Group, Inc.*	1,360	99,742
On Deck Capital, Inc.*,4	16,785	376,488
Pinnacle Financial Partners, Inc.	20,750	820,455
PrivateBancorp, Inc.	101,652	3,395,177
Springleaf Holdings, Inc.*,4	18,126	655,617
Stifel Financial Corp.*	11,750	599,485
SVB Financial Group*	1,430	165,980
United Insurance Holdings Corp.	25,290	555,115
Western Alliance Bancorp*	28,147	782,487
WisdomTree Investments, Inc.[4]	42,804	670,953
Total Financials		20,959,455
Health Care - 21.2%
Abaxis, Inc.	4,844	275,285
ABIOMED, Inc.*	10,200	388,212
ACADIA Pharmaceuticals, Inc.*,4	15,854	503,364
Acceleron Pharma, Inc.*,4	4,900	190,904
Acorda Therapeutics, Inc.*	4,100	167,567
Affymetrix, Inc.*	8,300	81,921
Agios Pharmaceuticals, Inc.*,4	3,688	413,204
Air Methods Corp.*	39,680	1,747,110
Akorn, Inc.*	50,450	1,826,290
Align Technology, Inc.*	7,718	431,513
Alnylam Pharmaceuticals, Inc.*	3,477	337,269
Amicus Therapeutics, Inc.*	33,930	282,298
AmSurg Corp.*	1,600	87,568
Anika Therapeutics, Inc.*	32,130	1,308,976
Arrowhead Research Corp.*	25,180	185,828

	Shares	Value
Bluebird Bio, Inc.*,4	2,312	$212,057
Cambrex Corp.*	63,665	1,376,437
Cantel Medical Corp.	30,427	1,316,272
Castlight Health, Inc., Class B*	15,216	178,027
Celldex Therapeutics, Inc.*	32,543	593,910
Centene Corp.*	21,574	2,240,459
Charles River Laboratories International, Inc.*	4,717	300,190
Chemed Corp.	11,906	1,258,107
Clovis Oncology, Inc.*,4	6,781	379,736
DexCom, Inc.*	13,154	724,128
Enanta Pharmaceuticals, Inc.*	10,335	525,535
Exact Sciences Corp.*,4	11,601	318,331
ExamWorks Group, Inc.*	15,714	653,545
Fluidigm Corp.*	11,904	401,522
Foundation Medicine, Inc.*	12,186	270,773
HealthSouth Corp.	11,500	442,290
Hyperion Therapeutics, Inc.*	3,890	93,360
ICON PLC*	55,922	2,851,463
ImmunoGen, Inc.*,4	13,100	79,910
Impax Laboratories, Inc.*	20,703	655,871
Infinity Pharmaceuticals, Inc.*	10,600	179,034
Inovio Pharmaceuticals, Inc.*,4	10,890	99,970
Insulet Corp.*	10,799	497,402
Invacare Corp.	4,665	78,185
Isis Pharmaceuticals, Inc.*,4	12,479	770,453
Juno Therapeutics, Inc.*	200	10,444
Lannett Co., Inc.*	40,446	1,734,325
Lexicon Pharmaceuticals, Inc.*	112,200	102,091
Masimo Corp.*	21,088	555,458
Medidata Solutions, Inc.*	44,193	2,110,216
Merge Healthcare, Inc.*	60,400	215,024
Momenta Pharmaceuticals, Inc.*	13,000	156,520
Natus Medical, Inc.*	22,770	820,631
Neogen Corp.*	18,120	898,571
NewLink Genetics Corp.*,4	3,700	147,075
NPS Pharmaceuticals, Inc.*	4,589	164,149
NuVasive, Inc.*	9,279	437,598
NxStage Medical, Inc.*	30,799	552,226
Ophthotech Corp.*	12,473	559,663
Owens & Minor, Inc.	9,279	325,786
Pacira Pharmaceuticals, Inc.*	10,188	903,268
PAREXEL International Corp.*	22,047	1,224,932

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 21.2% (continued)
Prestige Brands Holdings, Inc.*	63,000	$2,187,360
Prothena Corp. PLC*	6,800	141,168
The Providence Service Corp.*	6,210	226,292
Receptos, Inc.*	3,265	399,995
Repligen Corp.*	33,224	657,835
Sagent Pharmaceuticals, Inc.*	39,668	996,063
Sangamo BioSciences, Inc.*,4	10,310	156,815
Seattle Genetics, Inc.*	744	23,905
The Spectranetics Corp.*	21,668	749,279
Spectrum Pharmaceuticals, Inc.*	12,200	84,546
STERIS Corp.[4]	16,256	1,054,201
Surgical Care Affiliates, Inc.*	3,600	121,140
SurModics, Inc.*	7,400	163,540
Synageva BioPharma Corp.*,4	5,297	491,509
Synta Pharmaceuticals Corp.*	39,100	103,615
Team Health Holdings, Inc.*	16,845	969,093
Triple-S Management Corp., Class B*	25,180	602,054
U.S. Physical Therapy, Inc.	7,780	326,449
Ultragenyx Pharmaceutical, Inc.*	4,219	185,130
Veeva Systems, Inc., Class A*	22,704	599,613
Verastem, Inc.*,4	14,290	130,611
Vical, Inc.*	70,800	74,340
XOMA Corp.*,4	40,840	146,616
Zeltiq Aesthetics, Inc.*	40,052	1,117,851
ZIOPHARM Oncology, Inc.*	28,780	145,915
Total Health Care		47,497,188
Industrials - 15.4%
Aceto Corp.	66,957	1,452,967
Air Lease Corp.	15,535	533,006
Alaska Air Group, Inc.	1,542	92,150
American Woodmark Corp.*	11,900	481,236
Applied Industrial Technologies, Inc.	3,197	145,751
Astronics Corp.*	11,584	640,711
Blount International, Inc.*	48,837	858,066
Celadon Group, Inc.	37,690	855,186
CIRCOR International, Inc.	5,250	316,470
Deluxe Corp.	23,539	1,465,302
Douglas Dynamics, Inc.	20,100	430,743
EnerSys	27,871	1,720,199
Engility Holdings, Inc.*	33,080	1,415,824

	Shares	Value
Exponent, Inc.	4,280	$353,100
Federal Signal Corp.	16,830	259,855
The Greenbrier Cos., Inc.[4]	24,482	1,315,418
Hexcel Corp.*	14,149	587,042
HNI Corp.	13,689	698,960
Huron Consulting Group, Inc.*	2,430	166,188
Hyster-Yale Materials Handling, Inc.	4,964	363,365
JetBlue Airways Corp.*,4	42,696	677,159
The KEYW Holding Corp.*	29,460	305,795
Knight Transportation, Inc.	39,734	1,337,446
Knoll, Inc.	13,108	277,496
Matson, Inc.	16,390	565,783
The Middleby Corp.*	7,899	782,791
Mueller Industries, Inc.	10,421	355,773
Norcraft Cos., Inc.*	8,800	169,840
Paylocity Holding Corp.*	15,206	397,029
Polypore International, Inc.*	16,396	771,432
Proto Labs, Inc.*,4	38,380	2,577,601
Rexnord Corp.*	8,227	232,084
Rush Enterprises, Inc., Class A*	13,045	418,092
Saia, Inc.*	38,550	2,134,128
Standex International Corp.	4,128	318,929
TAL International Group, Inc.*,4	4,860	211,750
TASER International, Inc.*,4	32,175	851,994
Trex Co., Inc.*	20,332	865,737
TriNet Group, Inc.*	17,232	539,017
UniFirst Corp.	4,280	519,806
United Stationers, Inc.	12,071	508,913
US Ecology, Inc.	8,786	352,494
Wabash National Corp.*	111,954	1,383,751
WageWorks, Inc.*	40,394	2,608,241
West Corp.	20,889	689,337
Woodward, Inc.	12,450	612,913
Total Industrials		34,616,870
Information Technology - 25.1%
Ambarella, Inc.*,4	21,854	1,108,435
Anixter International, Inc.*	4,919	435,135
Aruba Networks, Inc.*	139,841	2,542,309
Aspen Technology, Inc.*	22,668	793,833
Benefitfocus, Inc.*,4	12,303	404,031
Blackhawk Network Holdings, Inc.*,4	12,007	465,872
Cardtronics, Inc.*	9,530	367,667

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 25.1% (continued)
Cavium, Inc.*,4	15,302	$945,970
CEVA, Inc.*	53,560	971,578
Cimpress N.V.*	6,429	481,146
Cognex Corp.*	7,064	291,955
comScore, Inc.*	18,143	842,379
CoStar Group, Inc.*	4,531	832,028
Cray, Inc.*	15,527	535,371
Criteo, S.A., Sponsored ADR*	14,892	601,935
Demandware, Inc.*	10,014	576,206
Dice Holdings, Inc.*	15,200	152,152
DTS, Inc.*	8,300	255,225
Ellie Mae, Inc.*	61,580	2,482,906
Envestnet, Inc.*	44,960	2,209,334
EPAM Systems, Inc.*	27,725	1,323,869
Euronet Worldwide, Inc.*	29,580	1,623,942
FARO Technologies, Inc.*	12,457	780,805
FLIR Systems, Inc.	14,014	452,792
Fortinet, Inc.*	21,343	654,376
Gogo, Inc.*,4	36,438	602,320
GrubHub, Inc.*,4	16,880	613,082
Heartland Payment Systems, Inc.	6,856	369,881
Infinera Corp.*	44,100	649,152
Integrated Device Technology, Inc.*	37,762	740,135
InterDigital, Inc.	16,856	891,682
InvenSense, Inc.*	103,000	1,674,780
IPG Photonics Corp.*	10,388	778,269
Kofax, Ltd.*	57,500	404,225
Lattice Semiconductor Corp.*	23,530	162,122
LogMeln, Inc.*	20,298	1,001,504
Manhattan Associates, Inc.*	32,700	1,331,544
Materialise N.V., ADR*,4	16,772	159,669
MAXIMUS, Inc.	46,630	2,557,189
MercadoLibre, Inc.	5,179	661,203
Methode Electronics, Inc.	7,900	288,429
MicroStrategy, Inc., Class A*	900	146,160
NetScout Systems, Inc.*	9,340	341,284
NeuStar, Inc., Class A*,4	27,059	752,240
Newport Corp.*	24,900	475,839
Nimble Storage, Inc.*,4	13,579	373,422
Paycom Software, Inc.*,4	6,072	159,876

	Shares	Value
Pegasystems, Inc.	48,268	$1,002,527
Plantronics, Inc.	7,651	405,656
Polycom, Inc.*	71,429	964,291
Progress Software Corp.*	5,234	141,423
Proofpoint, Inc.*,4	14,238	686,699
PTC, Inc.*	11,753	430,747
Qualys, Inc.*	20,557	776,027
Rambus, Inc.*	35,213	390,512
Ruckus Wireless, Inc.*	136,539	1,641,199
Shutterstock, Inc.*	2,158	149,118
Sierra Wireless, Inc.*,4	6,400	303,296
Silicon Laboratories, Inc.*	55,510	2,643,386
SPS Commerce, Inc.*	17,130	970,072
SS&C Technologies Holdings, Inc.	10,830	633,447
SunPower Corp.*	12,095	312,414
Sykes Enterprises, Inc.*	3,890	91,298
Synchronoss Technologies, Inc.*	13,118	549,119
Tableau Software, Inc., Class A*	5,185	439,481
Take-Two Interactive Software, Inc.*	48,215	1,351,466
TeleTech Holdings, Inc.*	16,430	389,062
Tessera Technologies, Inc.	29,527	1,055,886
TrueCar, Inc.*,4	20,038	458,870
Tyler Technologies, Inc.*	7,567	828,132
The Ultimate Software Group, Inc.*	3,908	573,753
VASCO Data Security International, Inc.*,4	16,341	460,980
VeriFone Systems, Inc.*	17,399	647,243
Web.com Group, Inc.*,4	20,515	389,580
WebMD Health Corp.*	4,140	163,737
Zendesk, Inc.*,4	8,087	197,080
Total Information Technology		56,311,759
Materials - 1.7%
American Vanguard Corp.[4]	1,676	19,475
Boise Cascade Co.*	2,600	96,590
Flotek Industries, Inc.*	17,276	323,579
Graphic Packaging Holding Co.*	21,472	292,449
Innospec, Inc.	9,600	409,920
Minerals Technologies, Inc.	8,270	574,351
Neenah Paper, Inc.	7,450	449,011
Olin Corp.	14,258	324,655
PolyOne Corp.	9,112	345,436
Quaker Chemical Corp.	1,850	170,274
Stillwater Mining Co.*	8,560	126,174

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.7% (continued)
Worthington Industries, Inc.	19,596	$589,644
Total Materials		3,721,558
Total Common Stocks (cost $180,569,213)		219,204,559

	Principal Amount
Short-Term Investments - 9.7%
Repurchase Agreements - 7.2%[7]
Cantor Fitzgerald Securities, Inc., dated 12/31/14 due 01/02/15, 0.090%, total to be received $3,838,720 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 01/01/15 - 11/20/64, totaling $3,915,475)	$3,838,701	3,838,701
Citigroup Global Markets, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $808,100 (collateralized by various U.S. Government Agency Obligations, 1.375% - 8.000%, 12/15/17 - 07/15/51, totaling $824,258)	808,096	808,096
Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $3,838,727 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 06/01/17 - 03/01/48, totaling $3,915,475)	3,838,701	3,838,701

	Principal Amount	Value
Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $3,838,718 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 01/07/15 -11/20/64 totaling $3,915,475)	$3,838,701	$3,838,701
State of Wisconsin Investment Board, dated 12/31/14, due 01/02/15, 0.150%, total to be received $3,838,733 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 02/15/42, totaling $3,915,860)	3,838,701	3,838,701
Total Repurchase Agreements		16,162,900

	Shares
Other Investment Companies - 2.5%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	5,572,626	5,572,626
Total Short-Term Investments (cost $21,735,526)		21,735,526
Total Investments - 107.4% (cost $202,304,739)		240,940,085
Other Assets, less Liabilities - (7.4)%		(16,661,508)
Net Assets - 100.0%		$224,278,577

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,964,860,206	$231,366,540	$(41,595,194)	$189,771,346
AMG Managers Global Income Opportunity Fund	51,143,551	1,028,658	(2,056,974)	(1,028,316)
AMG Managers Special Equity Fund	204,451,735	44,349,670	(7,861,320)	36,488,350

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$362,921,613	12.1%
AMG Managers Global Income Opportunity Fund	16,384,236	32.6%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of December 31, 2014. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at December 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$58,699,498	2.0%

[3]	Variable Rate Security. The rate listed is as of December 31, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these shares were out on loan to various brokers as of December 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$26,244,956	0.9%
AMG Managers Global Income Opportunity Fund	690,328	1.4%
AMG Managers Special Equity Fund	15,720,091	7.0%

[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at December 31, 2014, amounted to the following:

Convertible Bonds

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$67,403,931	2.2%
AMG Managers Global Income Opportunity Fund	22,725	0.05%

Convertible Preferred Stock

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$14,725,750	0.5%
AMG Managers Global Income Opportunity Fund	70,027	0.1%

[6]	Represents yield to maturity at December 31, 2014.
[7]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

[8]	Yield shown represents the December 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	Some or all of this security is held as collateral for future contracts. The collateral market value at December 31, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Global Income Opportunity Fund	$25,383	0.05%

Country	AMG Managers Bond Fund*
Australia	0.8%
Bermuda	1.0%
Brazil	0.3%
Canada	1.3%
Cayman Islands	0.2%
France	0.3%
India	0.0%#
Ireland	0.4%
Luxembourg	1.2%
Malaysia	0.1%
Mexico	3.3%
Netherlands	1.2%
New Zealand	0.4%
Norway	0.2%
South Korea	0.1%
Spain	0.2%
United Kingdom	1.6%
United States	85.5%
Other	1.9%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of market value as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Global Income Opportunity Fund*
Australia	2.5%
Bermuda	0.3%
Brazil	4.8%
Canada	6.0%
Cayman Islands	0.9%
Chile	1.0%
Colombia	2.7%
Finland	0.5%
France	1.4%
Germany	0.3%
Hong Kong	0.5%
Ireland	0.9%
Italy	4.4%
Japan	0.9%
Luxembourg	3.6%
Mexico	7.1%
Netherlands	4.5%
New Zealand	3.4%
Norway	2.1%
Philippines	0.2%
Poland	1.9%
South Africa	0.4%
South Korea	2.0%
Spain	1.8%
Sweden	1.1%
Turkey	3.5%
United Kingdom	4.5%
United States	24.6%
Venezuela	0.6%
Other	11.6%

100.0%

*	As a percentage of market value as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of December 31, 2014: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$46,852,245	$22,194,033	$69,046,278
Common Stocks†	$33,686,876	—	—	33,686,876
Corporate Bonds and Notes††	—	1,514,342,420	—	1,514,342,420
Foreign Government and Agency Obligations	—	189,332,050	—	189,332,050
Mortgage-Backed Securities	—	34,294,179	—	34,294,179
Municipal Bonds	—	31,224,491	—	31,224,491
Preferred Stocks†	16,515,793	—	—	16,515,793
U.S. Government and Agency Obligations††	—	934,315,788	—	934,315,788
Short-Term Investments
Repurchase Agreements	—	27,849,210	—	27,849,210
Other Investment Companies	304,024,467	—	—	304,024,467

Total Investments in Securities	$354,227,136	$2,778,210,383	22,194,033	$3,154,631,552

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at December 31, 2014:

AMG Managers Bond Fund
Balance as of December 31, 2013	—
Accrued discounts (premiums)	$(7,199)
Realized gain (loss)	(8,914)
Change in unrealized appreciation (depreciation)	(48,196)
Purchases	23,471,727
Sales	(1,213,385)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2014	$22,194,033
Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014	$(48,196)

The Fund’s investment that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$316,886	—	$316,886
Corporate Bonds and Notes††	—	25,568,939	—	25,568,939
Foreign Government and Agency Obligations	—	18,225,878	—	18,225,878
Mortgage-Backed Securities	—	495,965	—	495,965
Preferred Stocks†	$356,947	—	—	356,947
U.S. Government and Agency Obligations††	—	2,221,949	—	2,221,949
Short-Term Investments
Repurchase Agreements	—	722,615	—	722,615
U.S. Treasury Bills	—	2,029,797	—	2,029,797
Other Investment Companies	176,259	—	—	176,259

Total Investments in Securities	$533,206	$49,582,029	—	$50,115,235

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$228,595	—	$228,595
Interest Rate Contracts	$8,106	—	—	8,106

	8,106	228,595	—	236,701

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(124,749)	—	(124,749)
Interest Rate Contracts	(1,998)	—	—	(1,998)

	(1,998)	(124,749)	—	(126,747)

Total Financial Derivative Instruments	$6,108	$103,846	—	$109,954

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks†	$219,204,559	—	—	$219,204,559
Short-Term Investments
Repurchase Agreements	—	$16,162,900	—	16,162,900
Other Investment Companies	5,572,626	—	—	5,572,626

Total Investments in Securities	$224,777,185	$16,162,900	—	$240,940,085

†	All common stocks and preferred stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of December 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

The following schedule shows the fair value of derivative instruments at December 31, 2014:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Global Income Opportunity Fund
	Interest rate contracts	Receivable for variation margin[1]	$562	Payable for variation margin[1]	$1,437
	Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	228,595	Unrealized depreciation on foreign currency contracts	124,749

		Totals	$229,157		$126,186

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation/ (depreciation) of $6,108 as reported in the Notes to Schedule of Portfolio Investments.

For the year ended December 31, 2014, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/ (Loss)
AMG Managers Global Income Opportunity Fund
	Interest rate contracts	Net realized gain on futures contracts	$9,778	Net change in unrealized appreciation (depreciation) of futures contracts	$(4,311)
	Foreign exchange contracts	Net realized loss on foreign currency transactions	(301,713)	Net change in unrealized appreciation (depreciation) of foreign currency translations	137,212

Totals			$(291,935)		$132,901

At December 31, 2014, the following Fund had open futures contracts as follows: (See Note 10 in the Notes to the Financial Statements.)

AMG Managers Global Income Opportunity Fund

Type	Number of Contracts	Position	Expiration Date		Unrealized Gain/ (Loss)
5-Year U.S. Treasury Note	5	Short	04/06/15		$264
10-Year U.S. Treasury Note	3	Short	03/31/15		(1,998)
U.S. Treasury Long Bond	2	Long	03/31/15		7,842

				Totals	$6,108

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

At December 31, 2014, the following Fund had open forward foreign currency contracts (in U.S. dollars) as follows:

(See Note 9 in the Notes to Financial Statements.)

AMG Managers Global Income Opportunity Fund

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	02/27/15	CS	$390,231	$391,952	$(1,721)
Brazilian Real	Long	01/07/15	CS	244,064	252,231	(8,167)
British Pound	Long	03/18/15	CS	451,710	454,972	(3,262)
Euro	Long	03/18/15	MS	2,437,571	2,502,169	(64,598)
Japanese Yen	Long	03/18/15	CS	3,776,261	3,795,321	(19,060)
Australian Dollar	Short	02/27/15	CS	838,803	796,721	42,082
Brazilian Real	Short	01/07/15	CS	1,444,148	1,386,284	57,864
British Pound	Short	03/24/15	UBS	265,633	264,781	852
Canadian Dollar	Short	03/05/15	CS	950,958	932,571	18,387
Colombian Peso	Short	03/24/15	CITI	317,428	328,768	(11,340)
Mexican Peso	Short	03/18/15	UBS	241,655	242,824	(1,169)
New Zealand Dollar	Short	03/18/15	CS	1,618,011	1,633,443	(15,432)
Norwegian Krone	Short	03/18/15	UBS	215,913	200,812	15,101
Polish Zloty	Short	03/18/15	CITI	984,686	930,233	54,453
Swedish Krona	Short	01/29/15	UBS	609,755	570,891	38,864
Swiss Franc	Short	03/18/15	UBS	61,433	60,441	992

			Totals	$14,848,260	$14,744,414	$103,846

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N A
CS:	Credit Suisse
MS:	Morgan Stanley & Co. LLC
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
SEK:	Swedish Krona
ZAR:	South African Rand

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2014

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:
Investments at value* (including securities on loan valued at $26,244,956, $690,328 and $15,720,091, respectively)	$3,154,631,552	$50,115,235	$240,940,085
Foreign currency**	2,296	411,594	—
Dividends, interest and other receivables	23,637,231	500,113	88,848
Receivable for Fund shares sold	16,190,346	115,558	265,604
Receivable for investments sold	183,680	161,643	356,117
Unrealized appreciation on foreign currency contracts	—	228,595	—
Receivable from affiliate	159,603	29,149	35,424
Variation margin receivable	—	562	—
Prepaid expenses	30,754	4,322	7,890
Total assets	3,194,835,462	51,566,771	241,693,968
Liabilities:
Payable upon return of securities loaned	27,849,210	722,615	16,162,900
Payable for investments purchased	149,874,522	—	525,241
Payable for Fund shares repurchased	5,540,672	385,604	362,530
Unrealized depreciation on foreign currency contracts	—	124,749	—
Variation margin payable	—	1,437	—
Accrued expenses:
Investment management and advisory fees	1,582,692	30,367	170,524
Administrative fees	633,077	8,676	47,368
Shareholder servicing fees - Service Class	163,607	—	43,405
Trustee fees & expenses	28,303	577	2,870
Other	346,947	79,876	100,553
Total liabilities	186,019,030	1,353,901	17,415,391
Net Assets	$3,008,816,432	$50,212,870	$224,278,577
* Investments at cost	$2,959,999,836	$51,209,989	$202,304,739
** Foreign currency at cost	$2,297	$420,852	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Net Assets Represent:
Paid-in capital	$2,816,057,713	$53,479,143	$326,545,196
Distributions in excess of net investment income	(3,594,813)	(95,566)	—
Accumulated net realized gain (loss) from investments	1,825,961	(2,162,980)	(140,901,965)
Net unrealized appreciation (depreciation) of investments	194,527,571	(1,007,727)	38,635,346
Net Assets	$3,008,816,432	$50,212,870	$224,278,577
Shares outstanding	n/a	2,551,627	n/a
Net asset value, offering and redemption price per share	n/a	$19.68	n/a
Service Class:
Net Assets	$1,947,535,977	n/a	$205,361,554
Shares outstanding	69,862,360	n/a	2,325,711
Net asset value, offering and redemption price per share	$27.88	n/a	$88.30
Institutional Class:
Net Assets	$1,061,280,455	n/a	$18,917,023
Shares outstanding	38,076,047	n/a	209,767
Net asset value, offering and redemption price per share	$27.87	n/a	$90.18

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the year ended December 31, 2014

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Investment Income:
Interest income	$99,658,539	$1,880,075	$138
Dividend income	1,384,547	20,292	977,014
Securities lending income	112,646	4,002	223,618
Foreign withholding tax	(3,992)	(21,920)	(131)
Total investment income	101,151,740	1,882,449	1,200,639
Expenses:
Investment management and advisory fees	16,502,505	359,288	2,116,743
Administrative fees	6,601,002	102,654	587,984
Shareholder servicing fees - Service Class	1,780,443	—	539,905
Reports to shareholders	258,762	33,826	44,893
Registration fees	257,459	26,102	38,494
Custodian	204,870	53,050	72,964
Transfer agent	193,741	14,116	42,709
Professional fees	150,682	54,303	38,357
Trustees fees and expenses	105,151	2,134	10,138
Miscellaneous	57,344	2,101	7,093
Total expenses before offsets	26,111,959	647,574	3,499,280
Expense reimbursements	(821,315)	(190,475)	(345,621)
Expense reductions	—	—	(23,265)
Fee waivers	(37,256)	—	—
Net expenses	25,253,388	457,099	3,130,394
Net Investment income (loss)	75,898,352	1,425,350	(1,929,755)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	20,134,556	542,901	31,378,178
Net realized loss on foreign currency transactions	(484,145)	(325,812)	—
Net realized gain on futures contracts	—	9,778	—
Net change in unrealized appreciation (depreciation) of investments	44,577,960	(962,229)	(27,506,007)
Net change in unrealized appreciation (depreciation) of foreign currency translations	(65,177)	112,658	—
Net change in unrealized appreciation (depreciation) of futures contracts	—	(4,311)	—
Net realized and unrealized gain (loss)	64,163,194	(627,015)	3,872,171
Net increase in net assets resulting from operations	$140,061,546	$798,335	$1,942,416

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the years ended December 31,

	AMG Managers Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	2014	2013	2014	2013	2014	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$75,898,352	$78,573,933	$1,425,350	$1,059,017	$(1,929,755)	$(1,577,836)
Net realized gain on investments, foreign currency and futures transactions	19,650,411	17,373,057	226,867	503,216	31,378,178	38,493,547
Net change in unrealized appreciation (depreciation) of investments, foreign currency and futures transactions	44,512,783	(72,851,484)	(853,882)	(2,158,655)	(27,506,007)	46,619,827
Net increase (decrease) in net assets resulting from operations	140,061,546	23,095,506	798,335	(596,422)	1,942,416	83,535,538
Distributions to Shareholders:
From net investment income:
Single Class Fund	—	—	(939,214)	(1,387,124)	—	—
Service Class	(53,905,501)	(57,133,989)	—	—	—	—
Institutional Class	(26,975,772)	(18,552,415)	—	—	—	—
From net realized gain on investments:
Single Class Fund	—	—	—	—	—	—
Service Class	(12,282,776)	—	—	—	—	—
Institutional Class	(6,717,285)	—	—	—	—	—
Total distributions to shareholders	(99,881,334)	(75,686,404)	(939,214)	(1,387,124)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	677,749,792	(30,534,882)	2,058,911	15,330,031	(38,040,718)	(23,708,144)
Total increase (decrease) in net assets	717,930,004	(83,125,780)	1,918,032	13,346,485	(36,098,302)	59,827,394
Net Assets:
Beginning of year	2,290,886,428	2,374,012,208	48,294,838	34,948,353	260,376,879	200,549,485
End of year	$3,008,816,432	$2,290,886,428	$50,212,870	$48,294,838	$224,278,577	$260,376,879
End of year undistributed (distributions in excess of) net investment income	$(3,594,813)	$326,451	$(95,566)	$(203,167)	—	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the years ended December 31,
Service Class†	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$27.33	$27.93	$25.97	$25.61	$24.29
Income from Investment Operations:
Net investment income[1]	0.80	0.92	1.03	1.14	1.16
Net realized and unrealized gain (loss) on investments[1]	0.78	(0.63)	2.04	0.39	1.34
Total from investment operations	1.58	0.29	3.07	1.53	2.50
Less Distributions to Shareholders from:
Net investment income	(0.85)	(0.89)	(1.11)	(1.17)	(1.18)
Net realized gain (loss) on investments	(0.18)	—	—	—	—
Total distributions to shareholders	(1.03)	(0.89)	(1.11)	(1.17)	(1.18)
Net Asset Value, End of Year	$27.88	$27.33	$27.93	$25.97	$25.61
Total Return[2]	5.81%	1.06%	12.04%	6.06%	10.47%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.99%	1.01%[5]	0.99%[6]	0.99%	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%	1.01%[5]	0.99%[6]	0.99%	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%	1.05%[5]	1.05%[6]	1.05%	1.06%
Ratio of net investment income to average net assets[2]	2.85%	3.33%[5]	3.79%[6]	4.36%	4.59%
Portfolio turnover	26%	19%	26%	17%	17%
Net assets at end of year (000’s omitted)	$1,947,536	$1,545,765	$2,374,012	$2,121,491	$1,986,376

	For the year ended December 31,	For the period from April 1, 2013 to December 31, 2013
Institutional Class††	2014
Net Asset Value, Beginning of Period	$27.33	$28.19
Income from Investment Operations:
Net investment income[1]	0.83	0.73
Net realized and unrealized gain (loss) on investments[1]	0.77	(0.88)
Total from investment operations	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.88)	(0.71)
Net realized gain on investments	(0.18)	—
Total distributions to shareholders	(1.06)	(0.71)
Net Asset Value, End of Period	$27.87	$27.33
Total Return[2]	5.88%	(0.48)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%	0.91%[5,16]
Ratio of expenses to average net assets (with offsets)	0.89%	0.91%[5,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%	0.95%[5,16]
Ratio of net investment income to average net assets[2]	2.93%	3.53%[5,16]
Portfolio turnover	26%	19%
Net assets at end of period (000’s omitted)	$1,061,280	$745,121

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each year

	For the years ended December 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$19.69	$20.56	$19.30	$19.33	$18.82
Income from Investment Operations:
Net investment income[1]	0.57	0.51	0.53	0.53	0.50
Net realized and unrealized gain (loss) on investments[1]	(0.21)	(0.80)	1.52	0.12	0.87
Total from investment operations	0.36	(0.29)	2.05	0.65	1.37
Less Distributions to Shareholders from:
Net investment income	(0.37)	(0.58)	(0.79)	(0.68)	(0.86)
Net Asset Value, End of Year	$19.68	$19.69	$20.56	$19.30	$19.33
Total Return[2]	1.84%	(1.40)%	10.63%	3.39%	7.27%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%	0.91%[7]	1.05%[8]	1.10%	1.10%
Ratio of expenses to average net assets (with offsets)	0.89%	0.91%[7]	1.05%[8]	1.10%	1.10%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.26%	1.23%[7]	1.36%[8]	1.39%	1.43%
Ratio of net investment income to average net assets[2]	2.78%	2.49%[7]	2.63%[8]	2.63%	2.57%
Portfolio turnover	56%	40%	59%	91%	131%
Net assets at end of year (000’s omitted)	$50,213	$48,295	$34,948	$24,608	$25,722

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each year

	For the years ended December 31,
Service Class†††	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$87.24	$60.14	$54.51	$52.71	$39.60
Income from Investment Operations:
Net investment loss[1]	(0.72)	(0.52)[9]	(0.24)[10]	(0.50)	(0.41)
Net realized and unrealized gain on investments[1]	1.78	27.62	5.87	2.30	13.52
Total from investment operations	1.06	27.10	5.63	1.80	13.11
Net Asset Value, End of Year	$88.30	$87.24	$60.14	$54.51	$52.71
Total Return[2]	1.22%	45.06%[11]	10.35%[4]	3.41%[4]	33.11%
Ratio of net expenses to average net assets (with offsets/reductions)	1.35%	1.37%[12]	1.35%[13]	1.37%[14]	1.48%
Ratio of expenses to average net assets (with offsets)	1.36%	1.38%[12]	1.36%[13]	1.38%	1.50%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.51%	1.52%[12]	1.55%[13]	1.54%	1.55%
Ratio of net investment loss to average net assets[2]	(0.83)%	(0.71)%[12]	(0.40)%[13]	(0.89)%	(0.95)%
Portfolio turnover	121%	129%	107%	126%	138%
Net assets at end of year (000’s omitted)	$205,362	$240,162	$184,142	$243,858	$278,701

	For the years ended December 31,
Institutional Class	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$88.87	$61.34	$55.45	$53.43	$40.04
Income from Investment Operations:
Net investment loss[1]	(0.51)	(0.34)[9]	(0.05)[10]	(0.29)	(0.30)
Net realized and unrealized gain on investments[1]	1.82	27.87	5.94	2.31	13.69
Total from investment operations	1.31	27.53	5.89	2.02	13.39
Net Asset Value, End of Year	$90.18	$88.87	$61.34	$55.45	$53.43
Total Return[2]	1.47%	44.88%	10.62%	3.78%	33.44%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%	1.12%[12]	1.10%[13]	1.12%[14]	1.23%
Ratio of expenses to average net assets (with offsets)	1.11%	1.13%[12]	1.11%[13]	1.13%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.26%	1.27%[12]	1.30%[13]	1.29%	1.30%
Ratio of net investment loss to average net assets[2]	(0.58)%	(0.46)%[12]	(0.08)%[13]	(0.53)%	(0.70)%
Portfolio turnover	121%	129%	107%	126%	138%
Net assets at end of year (000’s omitted)	$18,917	$20,215	$16,407	$13,961	$4,786

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commenced operations on April 1, 2013.
†††	All Managers Class shares were renamed Service Class shares on April 1, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for the Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for the Service Class and Institutional Class, respectively.
[11]	The total return would have been 44.56% had the capital contribution of $851,162 not been included. (See Note 2 of Notes to Financial Statements.)
[12]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Service Class and Institutional Class, respectively.
[14]	Effective July 1, 2011, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[15]	Not annualized.
[16]	Annualized.

Notes to Financial Statements

December 31, 2014

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (formerly The Managers Funds) (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Managers Bond Fund (“Bond”) (formerly Managers Bond Fund), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) (formerly Managers Global Income Opportunity Fund) and AMG Managers Special Equity Fund (“Special Equity”) (formerly Managers Special Equity Fund) each a “Fund” and collectively the “Funds.” Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the year ended December 31, 2014, the Fund had redemption fees amounting to $2,219.

Bond offers two classes of shares: Service Class (formerly shares of Bond’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013) and Institutional Class (which commenced operations on April 1, 2013). Special Equity also offers two classes of shares: Service Class shares and Institutional Class. Effective April 1, 2013, the Special Equity Managers Class shares were renamed Service Class shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Global Income Opportunity is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Debt obligations (other than short term debt obligations that have 60 days or less remaining until maturity) will be valued using the evaluated bid price or the mean price provided by an authorized pricing service. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all outstanding securities fair

51

Notes to Financial Statements (continued)

valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the year ended December 31, 2014, the amount by which the Fund’s expenses were reduced and the impact on the annualized expense ratios, was $23,265 or 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the year ended December 31, 2014, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the year ended December 31, 2014, overdraft fees for Bond and Special Equity equaled $61 and $2,104, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent

52

Notes to Financial Statements (continued)

differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are due to differing treatments for losses deferred due to excise tax regulations, wash sales, foreign currency, futures, a net operating loss and income recognition of certain convertable securities. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2014 and December 31, 2013 were as follows:

	Bond		Global Income Opportunity		Special Equity
	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$80,881,273	$75,686,404	$939,214	$1,387,124	—	—
Short-term capital gains	—	—	—	—	—	—
Long-term capital gains	19,000,061	—	—	—	—	—
Return of capital	—	—	—	—	—	—

Totals	$99,881,334	$75,686,404	$939,214	$1,387,124	—	—

As of December 31, 2014, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

	Bond	Global Income Opportunity	Special Equity
Capital loss carryforward	—	$2,139,755	$137,240,413
Undistributed ordinary income	$1,265,557	—	—
Undistributed short-term capital gains	—	—	—
Undistributed long-term capital gains	1,825,961	—	—
Late-year loss deferral	—	63,935	1,514,556

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2014, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2014, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover		Expires December 31,
	Amounts
Fund	Short-Term	Long-Term
Global Income Opportunity
(Pre-Enactment)	$1,106,243	—	2017
(Pre-Enactment)	1,033,512	—	2018

Totals	$2,139,755

Special Equity
(Pre-Enactment)	$137,240,413	—	2017

Notes to Financial Statements (continued)

For the year ended December 31, 2014, the following Funds utilized capital loss carryovers in the amount of:

	Capital Loss Carryovers Utilized
	Short-Term	Long-Term
Bond	—	—
Global Income Opportunity	$640,074	—
Special Equity	32,620,456	—

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

	Bond				Special Equity
	2014		2013		2014		2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Service Class:[1]
Proceeds from sale of shares	25,134,692	$706,336,967	17,831,667	$494,693,079	127,816	$10,959,745	268,811	$21,176,797 [2]
Reinvestment of distributions	2,120,744	59,466,578	1,831,337	50,648,938	—	—	—	—
Cost of shares repurchased	(13,950,198)	(392,082,752)	(48,103,046)	(1,348,387,809)	(554,853)	(47,485,696)	(577,866)	(41,893,771)

Net increase (decrease)	13,305,238	$373,720,793	(28,440,042)	$(803,045,792)	(427,037)	$(36,525,951)	(309,055)	$(20,716,974)

Institutional Class:
Proceeds from sale of shares	15,346,011	$431,593,970	33,655,642	$947,291,885	36,933	$3,200,523	47,944	$3,684,537
Reinvestment of distributions	1,200,803	33,651,290	675,403	18,543,520	—	—	—	—
Cost of shares repurchased	(5,737,789)	(161,216,261)	(7,064,023)	(193,324,495)	(54,632)	(4,715,290)	(87,967)	(6,675,707)

Net increase (decrease)	10,809,025	$304,028,999	27,267,022	$772,510,910	(17,699)	$(1,514,767)	(40,023)	$(2,991,170)

[1]	Effective April 1, 2013, Special Equity Managers Class shares were renamed Service Class shares.
[2]	Includes a contribution of capital by the Investment Manager. (See Note 2 in the Notes to the Financial Statements.)

	Global Income Opportunity
	2014		2013
	Shares	Amount	Shares	Amount
Single Class:
Proceeds from sale of shares	1,097,732	$22,441,055	1,302,194	$26,486,251
Reinvestment of distributions	45,941	902,744	68,126	1,339,350
Cost of shares repurchased	(1,044,754)	(21,284,888)	(617,654)	(12,495,570)

Net increase	98,919	$2,058,911	752,666	$15,330,031

At December 31, 2014, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of each Fund as follows: Bond - two collectively own 66%; Global Income Opportunity - two collectively own 39%; Special Equity - two collectively own 51%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2014, the market value of repurchase agreements outstanding for Bond, Global Income Opportunity and Special Equity was $27,849,210, $722,615 and $16,162,900, respectively.

Notes to Financial Statements (continued)

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the year ended December 31, 2014, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.700%
Special Equity	0.900%

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the AMG Funds III, Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager of the Fund or successor fund, by mutual agreement of the Investment Manager and the AMG Funds III, Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the year ended December 31, 2014, each Fund’s components of reimbursement available are detailed in the following chart:

		Global
		Income	Special
	Bond	Opportunity	Equity
Reimbursement Available - 12/31/13	$3,347,415	$291,129	$1,215,298
Additional Reimbursements	821,315	190,475	345,621
Expired Reimbursements	(1,204,284)	(74,431)	(441,440)

Reimbursement Available - 12/31/14	$2,964,446	$407,173	$1,119,479

Notes to Financial Statements (continued)

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the year ended December 31, 2014, the management fee for Bond was reduced by $37,256.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Bond, Global Income Opportunity and Special Equity each pay a fee to the Administrator at the rate of 0.25%, 0.20%, 0.25%, respectively, per annum of each Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $35,000 per year. The Chairman of the Audit Committee receives an additional payment of $15,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds in the Trusts for which the Investment Manager serves as the advisor based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the AMG Funds family of mutual funds (“AMG Funds family”).

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

The Funds are distributed by AMG Distributors, Inc. (formerly Managers Distributors, Inc.) (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For Bond and Special Equity Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the year ended December 31, 2014, were as follows:

	Maximum	Actual
Fund	Amount Allowed	Amount Incurred
Bond
Service Class	0.10%	0.10%
Special Equity
Service Class	0.25%	0.25%

For the year ended December 31, 2013, the Service Class of the AMG. Managers Special Equity Fund recorded a capital contribution by the Investment Manager of $851,162. The contribution represented a payment in connection with the reallocation of certain shareholder servicing expenses for which the Class had reimbursed the Investment Manager in prior periods, plus interest.

The Securities and Exchange Commission granted an exemptive order that permits each Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the year ended December 31, 2014, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Special Equity borrowed $1,442,962 for five days paying interest of $91. The interest amount is included in the Statement of Operations as miscellaneous expense. Bond lent varying amounts not exceeding $27,661,045 for 11 days earning interest of $1,644, Global Income Opportunity lent varying amounts not exceeding $2,526,720 for six days earning interest of $152 and Special Equity lent $1,749,232 for five days earning interest of $138. The interest amount is included in the Statement of Operations as interest income. At December 31, 2014, the Funds had no interfund loans outstanding.

For the year ended December 31, 2014, Special Equity executed the following transactions at the closing price of the security and with no commissions under Rule 17a-7 procedures approved by the Board:

January 16, 2014 – sold 400 shares of Generac Holdings, Inc. at $51.68 to Lord Abbett Bond Debenture Fund.

56

Notes to Financial Statements (continued)

January 29, 2014 – bought 300 shares of Rentrack, Corp. at $53.32 from Lord Abbett Micro Cap Growth Fund.	April 24, 2014 – sold 600 shares of Air Lease Corp. at $36.92 to Lord Abbett Research Fund, Inc. – Growth Opportunities Fund.

January 30, 2014 – bought 2,980 shares of Rice Energy, Inc. at $23.40 from Lord Abbett Mid Cap Stock Fund.	May 12, 2014 – sold 300 shares of Rice Energy, Inc. at $28.70 to Lord Abbett Investment Trust – Lord Abbett Convertable Fund.

February 4, 2014 – bought 400 shares of Rentrack, Corp. at $56.50 from Lord Abbett Micro Cap Growth Fund.	May 27, 2014 – bought 300 shares of QIWI PLC at $44.89 from Lord Abbett Growth Leaders Fund.

February 5, 2014 – sold 4,739 shares of Incyte Corp. at $64.10 to Lord Abbett Fundamental Equity Fund.	May 27, 2014 – bought 300 shares of Sarapta Therapeutics, Inc. at $35.07 from Lord Abbett Fundamental Equity Fund.

February 10, 2014 – bought 100 shares of Wisdomtree Investments, Inc. at $14.70 from Lord Abbett High Yield Fund.	June 23, 2014 – sold 600 shares of Parsley Energy, Inc. at $22.83 to Lord Abbett Research Fund, Inc. - Growth Opportunities Fund.

February 19, 2014 – bought 200 shares of Rentrack, Corp. at $64.21 from Lord Abbett Micro Cap Growth Fund.	June 25, 2014 – bought 1,400 shares of Invensense, Inc. at $22.05 from Lord Abbett Micro Cap Growth Fund.

March 6, 2014 – bought 300 shares of Hexcel Corp. at $44.94 from Lord Abbett Research Fund, Inc. Small- Cap Value Series.	July 25, 2014 – sold 300 shares of Centene Corp. at $74.45 to Lord Abbett Research Fund, Inc. - Growth Opportunities Fund.

March 19, 2014 – bought 300 shares of Receptos, Inc. at $54.35 from Lord Abbett Micro Cap Growth Fund.	July 25, 2014 – sold 700 shares of Centene Corp. at $74.07 to Lord Abbett Research Fund, Inc. - Growth Opportunities Fund.

March 21, 2014 – sold 1,442 shares of SVB Financial Group at $132.53 to Lord Abbett Fundamental Equity Fund.	July 29, 2014 – bought 800 shares of Cognex Corp. at $44.73 from Lord Abbett Research Fund, Inc. - Small Cap Value Series.

March 24, 2014 – bought 400 shares of Rentrack, Corp. at $57.45 from Lord Abbett Micro Cap Growth Fund.	August 8, 2014 – bought 900 shares of Deckers Outdoor Corp. at $93.84 from Lord Abbett Fundamental Equity Fund.

March 24, 2014 – bought 1,300 shares of Axiall Corp. at $44.51 from Lord Abbett Bond Debenture Fund.	August 11, 2014 – sold 200 shares of Genesee & Wyoming, Inc. at $94.69 to Lord Abbett Securities Trust - Value Opportunities Fund.

March 25, 2014 – sold 300 shares of HomeAway, Inc. at $39.34 to Lord Abbett High Yield Fund.	August 22, 2014 – bought 700 shares of Deckers Outdoor Corp. at $94.79 from Lord Abbett Fundamental Equity Fund.

March 27, 2014 – bought 600 shares of Allegheny Technologies, Inc. at $37.21 from Lord Abbett Calibrated Mid Cap Value Fund.	September 22, 2014 – sold 2,033 shares of ExamWorks Group, Inc. at $31.60 to Lord Abbett Research Fund, Inc. - Small Cap Value Series.

March 28, 2014 – bought 600 shares of Allegheny Technologies, Inc. at $37.55 from Lord Abbett Calibrated Mid Cap Value Fund.	September 29, 2014 – sold 200 shares of Air Lease Corp. at $32.96 to Lord Abbett Calibrated Large Cap Value Fund.

April 7, 2014 – bought 2,530 shares of Team Health Holdings, Inc. at $46.40 from Lord Abbett Fundamental Equity Fund.	October 3, 2014 – bought 500 shares of Ambarella, Inc. at $42.65 from Lord Abbett Micro Cap Growth Fund.

April 9, 2014 – sold 708 shares of Astronics Corp. at $56.11 to Lord Abbett Micro Cap Value Fund.	October 15, 2014 – bought 200 shares of LifeLock, Inc. at $14.75 from Lord Abbett Bond Debenture Fund.

April 22, 2014 – sold 1,756 shares of Signature Bank at $121.25 to Lord Abbett Fundamental Equity Fund.	October 23, 2014 – bought 200 shares of Air Lease Corp. at $34.51 from Lord Abbett Calibrated Mid Cap Value Fund.

April 23, 2014 – sold 397 shares of Signature Bank at $123.31 to Lord Abbett Series Fund – Growth & Income Portfolio.	October 24, 2014 – bought 300 shares of Air Lease Corp. at $34.65 from Lord Abbett Calibrated Mid Cap Value Fund.

Notes to Financial Statements (continued)

October 24, 2014 - sold 500 shares of Synaptics, Inc. at $62.85 to Lord Abbett Research Fund, Inc. Small - Cap Value Series.

October 24, 2014 - bought 100 shares of Team Health Holdings, Inc. at $61.64 from Lord Abbett Bond Debenture Fund.

October 27, 2014 - bought 400 shares of Air Lease Corp. at $34.87 from Lord Abbett Calibrated Mid Cap Value Fund.

October 28, 2014 - bought 400 shares of Air Lease Corp. at $35.54 from Lord Abbett Calibrated Mid Cap Value Fund.

October 29, 2014 - bought 379 shares of Air Lease Corp. at $36.31 from Lord Abbett Calibrated Mid Cap Value Fund.

December 9, 2014 - bought 300 shares of Bluebird Bio, Inc. at $85.22 from Lord Abbett Micro Cap Growth Fund.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the year ended December 31, 2014, were as follows:

	Long-Term Securities excluding (U.S. Government Obligations)
Fund	Purchases	Sales
Bond	$335,773,465	$189,432,409
Global Income Opportunity	24,273,204	19,788,152
Special Equity	295,825,423	333,485,813

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	$901,057,761	$454,651,197
Global Income Opportunity	2,612,276	6,813,834
Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the

Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At December 31, 2014, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Bond	$26,244,956	$27,849,210
Global Income Opportunity	690,328	722,615
Special Equity	15,720,091	16,162,900

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risk of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

58

Notes to Financial Statements (continued)

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why Global Income Opportunity uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the year ended December 31, 2014, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income
Opportunity
Financial futures contracts:
Average number of contracts purchased	2
Average number of contracts sold	8
Average notional value of contracts purchased	$272,475
Average notional value of contracts sold	$968,808
Foreign currency exchange contracts:
Average US dollar amounts purchased/sold	$13,935,203

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the year ended December 31, 2014, Bond and Global Income Opportunity Funds invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. FUTURES CONTRACTS

Global Income Opportunity entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. For OTC futures, daily variation margin is not required. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with its counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements and derivatives that are subject to master netting agreements as of December 31, 2014:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund		Financial Instruments	Cash Collateral Received	Net Amount
Bond
Bank of Nova Scotia	$6,614,363	$6,614,363	—	—
Cantor Fitzgerald Securities, Inc.	6,614,363	6,614,363	—	—
Daiwa Capital Markets America	1,697,951	1,697,951	—	—
Nomura Securities International, Inc.	6,614,363	6,614,363	—	—
State of Wisconsin Investment Board	6,308,170	6,308,170	—	—

Total	$27,849,210	$27,849,210	—	—

Notes to Financial Statements (continued)

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund		Financial Instruments	Cash Collateral Received	Net Amount
Global Income Opportunity
Cantor Fitzgerald Securities, Inc.	$722,615	$722,615	—	—
Citibank NA	54,453	11,340	—	$43,113
Credit Suisse	118,333	47,642	—	70,691
UBS Securities LLC	55,809	1,169	—	54,640

Total	$951,210	$782,766	—	$168,444

Special Equity
Cantor Fitzgerald Securities, Inc.	$3,838,701	$3,838,701	—	—
Citigroup Global Markets, Inc.	808,096	808,096	—	—
Daiwa Capital Markets America	3,838,701	3,838,701	—	—
Nomura Securities International, Inc.	3,838,701	3,838,701	—	—
State of Wisconsin Investment Board	3,838,701	3,838,701	—	—

Total	$16,162,900	$16,162,900	—	—

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
		Financial Instruments	Cash Collateral Pledged	Net Amount
Global Income Opportunity
Citibank NA	$11,340	$11,340	—	—
Credit Suisse	47,642	47,642	—	—
Morgan Stanley & Co. LLC	64,598	—	—	$64,598
UBS Securities LLC	1,169	1,169	—	—

Total	$124,749	$60,151	—	$64,598

12. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

TAX INFORMATION (unaudited)

The AMG Managers Bond, AMG Managers Global Income Opportunity and AMG Managers Special Equity Funds each hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2014 Form 1099-DIV you receive for each Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG Managers Bond, AMG Managers Global Income Opportunity and AMG Managers Special Equity Funds each hereby designates $19,000,061, $0 and $0, respectively, as a capital gain distribution with respect to the taxable year ended December 31, 2014, or if subsequently determined to be different, the net capital gains of such fiscal year.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS III AND THE SHAREHOLDERS OF AMG MANAGERS BOND FUND, AMG MANAGERS GLOBAL INCOME OPPORTUNITY FUND AND AMG MANAGERS SPECIAL EQUITY FUND:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of AMG Managers Bond Fund (formerly, Managers Bond Fund), AMG Managers Global Income Opportunity Fund (formerly, Managers Global Income Opportunity Fund), and AMG Managers Special Equity Fund (formerly, Managers Special Equity Fund) (the “Funds”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 26, 2015

AMG Funds

Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex		Name, Date of Birth, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
•	Trustee since 2012	Bruce B. Bingham, 12/1/48
•	Oversees 44 Funds in Fund Complex	Partner, Hamilton Partners (real estate development firm) (1987-Present); Trustee of Aston Funds (27 portfolios) (2014-Present). Director of the Yacktman Funds (2000-2012).

•	Independent Chairman	William E. Chapman, II, 9/23/41
• •	Trustee since 1999 Oversees 44 Funds in Fund Complex	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009); Trustee Emeritus of Bowdoin College (2013-Present); Trustee of Bowdoin College (2002-2013); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

•	Trustee since 1999	Edward J. Kaier, 9/23/45
•	Oversees 44 Funds in Fund Complex	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

•	Trustee since 2013	Kurt A. Keilhacker,10/5/63
•	Oversees 46 Funds in Fund Complex	Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Trustee, Gordon College (2001-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Clapham Partners I, LLC (2013-Present); Trustee of Aston Funds (27 portfolios) (2014-Present).

•	Trustee since 1993	Steven J. Paggioli, 4/3/50
•	Oversees 44 Funds in Fund Complex	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001); Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008 – Present); Trustee of Aston Funds (27 portfolios) (2010-Present).

•	Trustee since 2013	Richard F. Powers III, 2/2/46
•	Oversees 44 Funds in Fund Complex	Adjunct Professor, Boston College (2011-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); President and CEO of Van Kampen Investments Inc. (1998-2003).

•	Trustee since 1999	Eric Rakowski, 6/5/58
•	Oversees 46 Funds in Fund Complex	Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Aston Funds (27 portfolios) (2010-Present).

•	Trustee since 2013	Victoria L. Sassine, 8/11/65
•	Oversees 46 Funds in Fund Complex	Lecturer, Babson College (2007 – Present); Trustee of Aston Funds (27 portfolios) (2014-Present).

•	Trustee since 1987	Thomas R. Schneeweis, 5/10/47
•	Oversees 44 Funds in Fund Complex	Professor Emeritus, University of Massachusetts (2013 - Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010); Trustee of Aston Funds (27 portfolios) (2010-Present).

AMG Funds

Trustees and Officers (continued)

Interested Trustees

Each Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act. Ms. Carsman is an interested person of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG, and her former position as Chief Legal Officer of the Trust.

Number of Funds Overseen in Fund Complex		Name, Date of Birth, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
•	Trustee since 2011	Christine C. Carsman, 4/2/52
•	Oversees 46 Funds in Fund Complex	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Trustee of Aston Funds (27 portfolios) (2014-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

Officers

Position(s) Held with Fund and Length of Time Served		Name, Date of Birth, Principal Occupation(s) During Past 5 Years
•	President since 2014	Jeffrey T. Cerutti, 2/07/68
•	Principal Executive Officer since 2014	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).

•	Chief Operating Officer since 2007

Keitha L. Kinne, 5/16/58

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Funds (2012-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

•	Secretary since 2011	Lewis Collins, 2/22/66
•	Chief Legal Officer since 2011	Senior Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2010-Present); Vice President and Senior Counsel, Affiliated Managers Group, Inc. (2006-2010); Senior Counsel, Affiliated Managers Group, Inc. (2002-2006); Attorney, Ropes & Gray LLP (1998-2002).

• • •	Chief Financial Officer since 2007 Treasurer since 1999 Principal Financial Officer since 1999

Donald S. Rumery, 5/29/58

Senior Vice President Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Treasurer, AMG Funds (1999-Present); Treasurer, AMG Funds I and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds, AMG Funds I and AMG Funds II (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC, (1994-2004).

•	Assistant Treasurer since 2014	John C. Ball, 1/09/76 Vice President, AMG Funds LLC (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).

•	Chief Compliance Officer since 2010

John J. Ferencz, 3/09/62

Vice President, Chief Compliance Officer - AMG Family of Funds, AMG Funds LLC (2010-Present); Code of Ethics Reporting Officer and Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010).

•	Assistant Secretary since 2011

Michael S. Ponder, 9/12/73

Senior Vice President, Counsel, AMG Funds LLC (2011-Present); Attorney, DeNovo Legal (2009-2010); Vice President, Credit Suisse (2007-2009); Associate, Willkie Farr & Gallagher LLP (2006-2007).

•	Anti-Money Laundering Compliance Officer since 2014

Patrick J. Spellman, 3/15/74

Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com  |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

(formerly Managers AMG FQ Global Essentials)

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

(formerly GW&K Small Cap Equity)

Gannett Welsh & Kotler, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

(formerly Systematic Value)

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

(formerly Managers AMG TSCM Growth Equity)

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

(formerly Managers AMG GW&K Fixed Income)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

Gannett Welsh & Kotler, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid-Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

(formerly Managers Micro-Cap)

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

(formerly Skyline Special Equities Portfolio)

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Total Return Bond

(formerly Managers PIMCO Bond)

Pacific Investment Management Co. LLC

|	www.amgfunds.com

Item 2. CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as an Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees

The aggregate fees billed by the Funds’ independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Funds for the Funds’ two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

Fund - AMG Funds III	Fiscal 2014	Fiscal 2013
AMG Managers Special Equity Fund	$23,867	$24,814
AMG Managers Bond Fund	$65,262	$46,170
AMG Managers Global Income Opportunity Fund	$43,872	$27,170

(b) Audit-Related Fees

There were no fees billed by PwC to the Funds in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Funds’ two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of one or more Funds by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c) Tax Fees

The aggregate fees billed by PwC to the Funds for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

Fund - AMG Funds III	Fiscal 2014	Fiscal 2013
AMG Managers Special Equity Fund	$6,885	$6,885
AMG Managers Bond Fund	$8,830	$8,830
AMG Managers Global Income Opportunity Fund	$8,830	$8,830

For the Funds’ two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds were $0 for fiscal 2014 and $0 for fiscal 2013, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees

There were no other fees billed by PwC to the Funds for all other non-audit services (“Other Fees”) during the Funds’ two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Funds.

(e)(1)According to policies adopted by the Audit Committee, services provided by PwC to the Funds must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Funds without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Funds. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2014 and 2013 for non-audit services rendered to the Funds and Fund Service Providers were $90,545 and $90,544, respectively. For the fiscal year ended December 31, 2014, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $48,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended September 30, 2013, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $64,350 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment advisor, and any entity controlling, controlled, or under common control with the investment advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 10, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: March 10, 2015